UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number:                                    811-3850

Exact name of registrant as specified in charter:                      Delaware Group Tax Free Fund

Address of principal executive offices:

                                                                       2005 Market Street
                                                                       Philadelphia, PA 19103

Name and address of agent for service:

                                                                       David F. Connor, Esq.
                                                                       2005 Market Street
                                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:                    (800) 523-1918

Date of fiscal year end:                                               August 31

Date of reporting period:                                              February 28, 2006

The Registrant's shareholder reports are combined with the shareholder reports of other investment company registrants. This Form N-CSR pertains to the Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware Tax-Free Insured Fund of the Registrant and the Delaware National High-Yield Municipal Bond Fund, a series of Voyageur Mutual Funds, information on which is included in the following shareholder report.

Item 1.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  [DELAWARE INVESTMENTS(R) LOGO]

--------------------------------------------------------------------------------

[GRAPHIC]

---------------------------
FIXED INCOME                  APRIL 28, 2006
--------------------------------------------------------------------------------

                              DELAWARE TAX-FREE USA FUND

                              DELAWARE TAX-FREE
                              INSURED FUND*

                              DELAWARE TAX-FREE USA
                              INTERMEDIATE FUND

                              DELAWARE NATIONAL
                              HIGH-YIELD MUNICIPAL
                              BOND FUND

                              *Closed to new investors

                              --------------------------------------------------

                              Get shareholder reports
                              and prospectuses online
                              instead of in the mail. Visit

                              www.delawareinvestments.com/edelivery.

                              --------------------------------------------------

                              This brochure accompanies a semiannual report for the information of Delaware National Tax-Free Funds shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware National Tax-Free Funds. You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware National Tax-Free Funds prospectus contains this and other important information about the Funds. Prospectuses for all funds in the Delaware Investments(R) Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money. The figures in the semiannual report for Delaware National Tax-Free Funds represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Funds will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[GRAPHIC]

DELAWARE INVESTMENTS(R)

--------------------------------------------------------------------------------
POWERED BY RESEARCH(R)        EXPERIENCE DELAWARE INVESTMENTS

                              OUR MISSION:

                              Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We strongly believe in our investment process, the consistent results we seek to deliver, and the value we can add for our clients.

                              OUR HISTORY:

                              Delaware Investments traces its roots to an investment advisory firm founded in 1929. We quickly learned how important consistent performance was to our clients, particularly in tough times, and continued to apply those lessons when we launched our first mutual fund in 1938. Delaware has managed money through 75 years of market cycles, and our dedication to consistent performance over the long term endures to this day.

                              OUR PRINCIPLES:

                              CLIENTS FIRST

                              We believe that placing clients' interests ahead of our own is always the right thing to do. We offer a focused lineup of products that is aligned with our core asset management competencies rather than with popular trends. Some of the largest pension plans, endowments, and foundations have entrusted their investments to Delaware Investments. Our institutional heritage and expertise serve us well when crafting mutual funds and managed account portfolios for individual investors.

                              PASSION FOR PERFORMANCE

                              Our results-oriented culture puts investors first and begins with our passion for performance. We seek to deliver consistently superior returns over the long term, and to do it in every asset class. This means we look at three-year and five-year track records as starting points in seeking to deliver long-term outperformance.

                              PEOPLE WE'RE PROUD OF

                              We recognize that smart, accomplished people are a competitive advantage. Our research analysts add value to our investors' portfolios, just as our award-winning operations team adds value for shareholders. At Delaware Investments, we are more than just committed -- we are passionate about our mission. That culture of passion flows through everything we do.

                              POWERED BY RESEARCH

                              Whether it's credit research on a corporate bond or a company visit for a small-cap consumer growth name, our deep teams of sector experts eat, sleep, and breathe fundamental research. We believe that fundamental research is the key to achieving consistently superior returns over the long term.

                              STRENGTH IN PARTNERSHIP

                              Delaware Investments is the financial engine of the Lincoln Financial Group(R) family. Like our parent company, we understand the power of partnerships in a knowledge-based industry. We collaborate with a wide variety of financial services organizations to provide the very best in investment products and services.

                              (C)2006 Delaware Distributors, L.P.

                              Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries.

                              Lincoln Financial Group is the marketing name for Lincoln National Corporation and its affiliates.

                                     THIS PAGE IS NOT PART OF THE ANNUAL REPORT.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DEAR SHAREHOLDER:                                                  March 7, 2006

In the six months ended February 28, 2006, investors received mixed signals about the direction of the U.S. economy, which for much of the period was absorbing the effects of hurricanes Rita and Katrina. The new U.S. Federal Reserve Chairman, Ben Bernanke, stepped in during a time of continuing deliberations by the fed's Open Market Committee about monetary policy, as it determines whether further increases in interest rates will be necessary to curb inflation. On a positive note, investors have generally remained optimistic despite the circumspect interest rate hikes. The outlook on Wall Street has remained cautiously optimistic, while at the same time there has been a continued interest in bond funds, as many investors seek to diversify.

Investors made municipal bonds -- with their tax-advantaged status -- a $1.9 trillion market in 2005 (source: Bloomberg). Generally speaking, municipal bonds and other fixed income securities held up better than might be expected in a challenging interest rate environment, although the Lehman Brothers Municipal Bond Index returned 0.99% for the six months ended February 28, 2006 (source:
Lipper).

Also of note during the period, the U.S. Treasury on February 9, 2006 conducted its first auction of 30-year bonds in four years. This sale of $14 billion in 30-year bonds is likely to affect longer-term municipal bond yields over time, although the net long-term effect was still unclear by fiscal period end.

As you look ahead to the rest of 2006, I encourage you to work with your financial advisor to consider building a portfolio that's diversified across the major investment asset classes -- stocks, bonds, and short-term reserves -- keeping the allocations appropriate for your personal circumstances and risk tolerance. It is our belief at Delaware Investments that a long-term perspective is always healthy, and we remind you that municipal bonds are typically held over the long term for their tax-free income. Like other fixed income securities, municipal bonds can also serve to balance investments in stocks, which are historically more volatile.

If you are interested in acquiring more information about creating a well-diversified investment plan, speak with your advisor.

Thank you as always for entrusting your hard-earned dollars to Delaware Investments.

Sincerely,

/s/ Jude T. Driscoll

Jude T. Driscoll
Chairman
Delaware Investments(R) Family of Funds

                                     THIS PAGE IS NOT PART OF THE ANNUAL REPORT.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DELAWARE INVESTMENTS(R)
--------------------------------------------------------------------------------
FAMILY OF FUNDS

COMPLETE INFORMATION ON ANY FUND OFFERED BY DELAWARE INVESTMENTS CAN BE FOUND IN EACH FUND'S CURRENT PROSPECTUS. PROSPECTUSES FOR ALL FUNDS IN THE DELAWARE INVESTMENTS(R) FAMILY OF FUNDS ARE AVAILABLE FROM YOUR FINANCIAL ADVISOR, ONLINE AT WWW.DELAWAREINVESTMENTS.COM, OR BY PHONE AT 800 523-1918. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

GROWTH-EQUITY GROUP

Delaware American Services Fund
Delaware Growth Opportunities Fund
Delaware Large Cap Growth Fund (Formerly Delaware Diversified Growth Fund) Delaware Select Growth Fund
Delaware Small Cap Growth Fund
Delaware Trend Fund
Delaware U.S. Growth Fund

VALUE-EQUITY GROUP

Delaware Balanced Fund
Delaware Dividend Income Fund
Delaware Large Cap Value Fund
Delaware REIT Fund
Delaware Small Cap Value Fund*
Delaware Value Fund

CORE-EQUITY GROUP

Delaware Foundation Funds
   Delaware Aggressive Allocation Portfolio (Formerly Delaware Growth Allocation
      Portfolio)
   Delaware Moderate Allocation Portfolio (Formerly Delaware Balanced Allocation
      Portfolio)
   Delaware Conservative Allocation Portfolio (Formerly Delaware Income
      Allocation Portfolio)
Delaware Small Cap Core Fund (Formerly Delaware Small Cap Contrarian Fund)

INTERNATIONAL GROUP

Delaware Emerging Markets Fund*
Delaware Global Value Fund (Formerly Delaware International Small Cap Value
      Fund)
Delaware International Value Equity Fund

FIXED INCOME GROUP

Corporate and Government
Delaware American Government Bond Fund
Delaware Corporate Bond Fund
Delaware Delchester Fund
Delaware Diversified Income Fund
Delaware Extended Duration Bond Fund
Delaware High-Yield Opportunities Fund
Delaware Inflation Protected Bond Fund
Delaware Limited-Term Government Fund

Money Market
Delaware Cash Reserve Fund
Delaware Tax-Free Money Fund

Municipal (National Tax-Exempt)
Delaware National High-Yield Municipal Bond Fund
Delaware Tax-Free Insured Fund*
Delaware Tax-Free USA Fund
Delaware Tax-Free USA Intermediate Fund

Municipal (State-Specific Tax-Exempt)
Delaware Tax-Free Arizona Insured Fund
Delaware Tax-Free California Fund
Delaware Tax-Free Colorado Fund
Delaware Tax-Free Florida Insured Fund
Delaware Tax-Free Idaho Fund
Delaware Minnesota High-Yield Municipal Bond Fund
Delaware Tax-Free Minnesota Fund
Delaware Tax-Free Minnesota Insured Fund
Delaware Tax-Free Minnesota Intermediate Fund
Delaware Tax-Free Missouri Insured Fund*
Delaware Tax-Free New York Fund
Delaware Tax-Free Oregon Insured Fund*
Delaware Tax-Free Pennsylvania Fund

GROWING STRONG TOGETHER

Lincoln Financial Group, through its affiliates, is a proven industry leader in identifying and delivering sophisticated financial planning and product solutions for the creation, protection, and enjoyment of wealth.

Delaware Investments is an asset management company committed to fundamental, style-specific investment research across multiple asset classes.

ROOTED IN HISTORY

o The strength of both organizations today is a result of 100 years of Lincoln history, 75+ years of Delaware Investments(R) history, and the past 10 years together.

o Delaware Investments is recognized as an integral part of the ability of Lincoln Financial Group to offer a broad variety of high-quality financial solutions to investors.

o Together, they provide investors with the resources of a larger financial services organization and the expertise, insight, and discipline of a highly-respected investment management firm.

* Closed to new investors

--------------------------------------------------------------------------------

Simplify your life.
   MANAGE YOUR INVESTMENTS ONLINE!

                                                               [E:DELIVERY LOGO]

Get Account Access, the Delaware Investments(R) secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available. You also get:

o Hassle-Free Investing -- Make online purchases and redemptions at any time.

o Simplified Tax Processing -- Automatically retrieve your Delaware Investments(R) accounts' 1099 information and import it directly into your 1040 tax return. Available only with Turbo Tax(R) OnlineSM and Desktop software -- www.turbotax.com.

o Less Mail Clutter -- Get instant access to your fund materials online with Delaware eDelivery.

Register for Account Access today! Visit www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, to assist with any questions.

--------------------------------------------------------------------------------

                                     THIS PAGE IS NOT PART OF THE ANNUAL REPORT.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  [DELAWERE INVESTMENTS(R) LOGO]
FIXED INCOME

--------------------------------------------------------------------------------

Semiannual Report FEBRUARY 28, 2006
--------------------------------------------------------------------------------

                                   DELAWARE TAX-FREE USA FUND

                                   DELAWARE TAX-FREE INSURED FUND
                                   (Closed to new investors)

                                   DELAWARE TAX-FREE USA INTERMEDIATE FUND

                                   DELAWARE NATIONAL HIGH-YIELD
                                   MUNICIPAL BOND FUND

[POWERED BY RESEARCH(R) LOGO]

Table
   OF CONTENTS

------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                              1
------------------------------------------------------------
SECTOR ALLOCATION                                        3
------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statements of Net Assets                              5

   Statements of Assets and Liabilities                 23

   Statements of Operations                             24

   Statements of Changes in Net Assets                  25

   Financial Highlights                                 27

   Notes to Financial Statements                        39

------------------------------------------------------------
OTHER FUND INFORMATION                                  44
------------------------------------------------------------
ABOUT THE ORGANIZATION                                  45
------------------------------------------------------------

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2006 Delaware Distributors, L.P.

--------------------------------------------------------------------------------
Disclosure                 For the Period September 1, 2005 to February 28, 2006
--------------------------------------------------------------------------------
   OF FUND EXPENSES

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2005 to February 28, 2006.

Actual Expenses

The first section of the tables shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Each Fund's actual expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

In each case "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Delaware Tax-Free USA Fund
Expense Analysis of an Investment of $1,000

                                                                                             Expenses
                                                     Beginning      Ending                  Paid During
                                                      Account       Account    Annualized     Period
                                                       Value         Value      Expense      9/1/05 to
                                                       9/1/05       2/28/06      Ratio        2/28/06
-------------------------------------------------------------------------------------------------------
Actual Fund Return
Class A                                              $ 1,000.00   $ 1,003.80      0.85%       $ 4.22
Class B                                                1,000.00     1,000.00      1.62%         8.03
Class C                                                1,000.00     1,000.00      1.62%         8.03
-------------------------------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                                              $ 1,000.00   $ 1,020.58      0.85%       $ 4.26
Class B                                                1,000.00     1,016.76      1.62%         8.10
Class C                                                1,000.00     1,016.76      1.62%         8.10
-------------------------------------------------------------------------------------------------------

Delaware Tax-Free Insured Fund (Closed to new investors)
Expense Analysis of an Investment of $1,000

                                                                                             Expenses
                                                     Beginning      Ending                  Paid During
                                                      Account       Account    Annualized     Period
                                                       Value         Value      Expense      9/1/05 to
                                                       9/1/05       2/28/06      Ratio        2/28/06
-------------------------------------------------------------------------------------------------------
Actual Fund Return
Class A                                              $ 1,000.00   $ 1,004.40      0.90%       $ 4.47
Class B                                                1,000.00     1,000.60      1.67%         8.28
Class C                                                1,000.00     1,001.50      1.67%         8.29
-------------------------------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                                              $ 1,000.00   $ 1,020.33      0.90%       $ 4.51
Class B                                                1,000.00     1,016.51      1.67%         8.35
Class C                                                1,000.00     1,016.51      1.67%         8.35
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Disclosure                 For the Period September 1, 2005 to February 28, 2006
--------------------------------------------------------------------------------
   OF FUND EXPENSES (CONTINUED)

Delaware Tax-Free USA Intermediate Fund
Expense Analysis of an Investment of $1,000

                                                                                             Expenses
                                                     Beginning      Ending                  Paid During
                                                      Account       Account    Annualized     Period
                                                       Value         Value      Expense      9/1/05 to
                                                       9/1/05       2/28/06      Ratio        2/28/06
-------------------------------------------------------------------------------------------------------
Actual Fund Return
Class A                                              $ 1,000.00   $ 1,007.30      0.75%       $ 3.73
Class B                                                1,000.00     1,002.20      1.60%         7.94
Class C                                                1,000.00     1,003.10      1.60%         7.95
-------------------------------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                                              $ 1,000.00   $ 1,021.08      0.75%       $ 3.76
Class B                                                1,000.00     1,016.86      1.60%         8.00
Class C                                                1,000.00     1,016.86      1.60%         8.00
-------------------------------------------------------------------------------------------------------

Delaware National High-Yield Municipal Bond Fund
Expense Analysis of an Investment of $1,000

                                                                                             Expenses
                                                     Beginning      Ending                  Paid During
                                                      Account       Account    Annualized     Period
                                                       Value         Value      Expense      9/1/05 to
                                                       9/1/05       2/28/06      Ratio        2/28/06
-------------------------------------------------------------------------------------------------------
Actual Fund Return
Class A                                              $ 1,000.00   $ 1,001.60      0.90%       $ 4.49
Class B                                                1,000.00     1,008.80      1.65%         8.22
Class C                                                1,000.00     1,007.80      1.65%         8.21
-------------------------------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                                              $ 1,000.00   $ 1,020.33      0.90%       $ 4.51
Class B                                                1,000.00     1,016.61      1.65%         8.25
Class C                                                1,000.00     1,016.61      1.65%         8.25
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sector Allocation                                        As of February 28, 2006
--------------------------------------------------------------------------------

Sector designations may be different than the sector designations presented in other Fund materials.

DELAWARE TAX-FREE USA FUND

                                                   Percentage
Sector                                            of Net Assets
---------------------------------------------------------------
Municipal Bonds                                      94.25%
---------------------------------------------------------------
Airline Revenue Bonds                                 0.17%
Airport Revenue Bonds                                 1.60%
City General Obligation Bonds                         2.95%
Combined Utilities Revenue Bonds                      2.60%
Continuing Care/Retirement Revenue Bonds              2.36%
Convention Center/Hotel Revenue Bonds                 0.60%
Corporate Revenue Bonds                               4.59%
Dedicated Tax & Fee Revenue Bonds                     8.20%
Electric & Gas Revenue Bonds                          7.82%
Escrowed to Maturity Bonds                            7.85%
Higher Education Revenue Bonds                        4.95%
Hospital Revenue Bonds                               12.60%
Investor Owned Utilities Revenue Bonds                7.60%
Multifamily Housing Revenue Bonds                     0.87%
Municipal Lease Revenue Bonds                         4.87%
Pre-Refunded Bonds                                    8.07%
School District General Obligation Bonds              2.46%
Single Family Housing Revenue Bonds                   0.38%
State General Obligation Bonds                        5.63%
Tax Increment/Special Assessment Bonds                0.22%
Territorial General Obligation Bonds                  3.24%
Transit Authority Revenue Bonds                       0.63%
Water & Sewer Revenue Bonds                           3.99%
---------------------------------------------------------------
Variable Rate Demand Notes                            5.69%
---------------------------------------------------------------
Total Market Value of Securities                     99.94%
---------------------------------------------------------------
Receivables and Other Assets Net of Liabilities       0.06%
---------------------------------------------------------------
Total Net Assets                                    100.00%
---------------------------------------------------------------

DELAWARE TAX-FREE INSURED FUND
(Closed to new investors)

                                                   Percentage
Sector                                            of Net Assets
---------------------------------------------------------------
Municipal Bonds                                      94.16%
---------------------------------------------------------------
Airport Revenue Bonds                                 2.71%
City General Obligation Bonds                         6.09%
Continuing Care/Retirement Revenue Bonds              2.25%
Corporate Revenue Bonds                               1.35%
Dedicated Tax & Fees Revenue Bonds                    5.68%
Electric & Gas Revenue Bonds                         10.13%
Escrowed to Maturity Bonds                            1.94%
Higher Education Revenue Bonds                       12.48%
Hospital Revenue Bonds                                3.65%
Investor Owned Utilities Revenue Bonds                2.28%
Multifamily Housing Revenue Bonds                    10.62%
Municipal Lease Revenue Bonds                         6.75%
Political Subdivision General Obligation Bonds        1.03%
Pre-Refunded Bonds                                   10.19%
School District General Obligation Bonds              1.28%
State General Obligation Bonds                        1.79%
Territorial General Obligation Bonds                  1.98%
Turnpike Revenue Bonds                                0.90%
Water & Sewer Revenue Bonds                          11.06%
---------------------------------------------------------------
Variable Rate Demand Notes                            5.13%
---------------------------------------------------------------
Total Market Value of Securities                     99.29%
---------------------------------------------------------------
Receivables and Other Assets Net of Liabilities       0.71%
---------------------------------------------------------------
Total Net Assets                                    100.00%
---------------------------------------------------------------

--------------------------------------------------------------------------------
Sector Allocation                                        As of February 28, 2006
--------------------------------------------------------------------------------

Sector designations may be different than the sector designations presented in other Fund materials.

DELAWARE TAX-FREE USA INTERMEDIATE FUND

                                                   Percentage
Sector                                            of Net Assets
---------------------------------------------------------------
Municipal Bonds                                      90.00%
---------------------------------------------------------------
Airport Revenue Bonds                                 2.30%
City General Obligation Bonds                         3.89%
Combined Utilities                                    0.87%
Continuing Care/Retirement Revenue Bonds              0.54%
Convention Center/Hotel Revenue Bonds                 1.77%
Corporate Revenue Bonds                               4.58%
Dedicated Tax & Fees Revenue Bonds                    7.36%
Electric & Gas Revenue Bonds                          7.25%
Escrowed to Maturity Bonds                            0.17%
Higher Education Revenue Bonds                        9.68%
Hospital Revenue Bonds                               10.54%
Investor Owned Utilities Revenue Bonds                2.33%
Municipal Lease Revenue Bonds                         4.96%
Political Subdivision General Obligation Bonds        2.72%
Ports & Harbors Revenue Bonds                         0.29%
Pre-Refunded Bonds                                    7.82%
Resource Recovery                                     0.80%
School District General Obligation Bonds              5.68%
State General Obligation Bonds                        6.54%
Tax Increment/Special Assessment Bonds                2.75%
Territorial General Obligation Bonds                  1.80%
Transportation Revenue Bonds                          1.16%
Turnpike/Toll Road Revenue Bonds                      1.58%
Water & Sewer Revenue Bonds                           2.62%
---------------------------------------------------------------
Variable Rate Demand Notes                            6.90%
---------------------------------------------------------------
Total Market Value of Securities                     96.90%
---------------------------------------------------------------
Receivables and Other Assets Net of Liabilities       3.10%
---------------------------------------------------------------
Total Net Assets                                    100.00%
---------------------------------------------------------------

DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND

                                                   Percentage
Sector                                            of Net Assets
---------------------------------------------------------------
Municipal Bonds                                      96.18%
---------------------------------------------------------------
Airline Revenue Bonds                                 0.40%
Airport Revenue Bonds                                 3.13%
Continuing Care/Retirement Revenue Bonds             16.31%
Convention Center/Hotel Revenue Bonds                 2.88%
Corporate Revenue Bonds                              11.64%
Dedicated Tax & Fees Revenue Bonds                    4.07%
Escrowed to Maturity Bonds                            0.47%
Higher Education Revenue Bonds                       14.24%
Hospital Revenue Bonds                               19.74%
Investor Owned Utilities Revenue Bonds                4.82%
Municipal Lease Revenue Bonds                         4.38%
Pre-Refunded Bonds                                    8.18%
Tax Increment/Special Assessment Bonds                5.92%
---------------------------------------------------------------
Total Market Value of Securities                     96.18%
---------------------------------------------------------------
Receivables and Other Assets Net of Liabilities       3.82%
---------------------------------------------------------------
Total Net Assets                                    100.00%
---------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   Delaware Tax-Free USA Fund
Statements                                         February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF NET ASSETS

                                                       Principal       Market
                                                        Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds - 94.25%
--------------------------------------------------------------------------------
Airline Revenue Bonds - 0.17%
 ++Minneapolis/St. Paul, Minnesota
      Metropolitan Airports Commission
      Special Facilities Revenue
      (Northwest Airlines, Inc. Project)
      Series A 7.00% 4/1/25 (AMT)                     $ 1,300,000   $   881,595
                                                                    -----------
                                                                        881,595
                                                                    -----------
Airport Revenue Bonds - 1.60%
   Capital Trust Agency Florida Revenue
      (Fort Lauderdale/
      Cargo Acquisition Project)
      5.75% 1/1/32 (AMT)                                2,500,000     2,539,600
      (Orlando/Cargo Acquisition Project)
      6.75% 1/1/32 (AMT)                                2,395,000     2,478,107
   Grapevine, Texas Industrial Development
      Corporate Revenue (Air Cargo)
      6.50% 1/1/24 (AMT)                                  920,000       967,242
   Houston, Texas Industrial Development
      Corporate Revenue (Air Cargo)
      6.375% 1/1/23 (AMT)                               2,000,000     2,107,800
                                                                    -----------
                                                                      8,092,749
                                                                    -----------
City General Obligation Bonds - 2.95%
   New York City, New York
      Series H 6.125% 8/1/25                              315,000       328,869
      Series I
         5.00% 8/1/21                                   2,500,000     2,639,700
         5.125% 3/1/23                                  5,875,000     6,203,765
      Series J 5.25% 6/1/28                             5,400,000     5,746,032
                                                                    -----------
                                                                     14,918,366
                                                                    -----------
Combined Utilities Revenue Bonds - 2.60%
   Orlando, Florida Utilities Commission
      Water & Electric Revenue
      5.25% 10/1/20                                     2,500,000     2,704,525
   Richmond, Virginia Public Utilities Revenue
      5.00% 1/15/27 (FSA)                              10,000,000    10,420,500
                                                                    -----------
                                                                     13,125,025
                                                                    -----------
Continuing Care/Retirement Revenue Bonds - 2.36%
   Colorado Health Facilities
      Authority Revenue
      (Evangelical Lutheran)
      Series A 5.25% 6/1/34                             3,000,000     3,095,670
   Delaware County, Pennsylvania Industrial
      Development Authority Revenue
      Care Institute
      (Main Line Care Institute Project)
      9.00% 8/1/31                                      1,777,611     1,476,537
   Gainesville & Hall County,
      Georgia Development Authority Revenue
      (Lanier Village Estates Project)
      Series C 7.25% 11/15/29                           1,000,000     1,101,440
   Lucas County, Ohio Health Care
      Facility Revenue
      (Sunset Retirement Communities)
      Series A 6.625% 8/15/30                           2,000,000     2,150,400
   North Carolina Medical Care Commission
      Health Care Facilities Revenue
      (Pennybyrn at Mayfield)
      Series A 6.125% 10/1/35                           4,000,000     4,100,280
                                                                    -----------
                                                                     11,924,327
                                                                    -----------

                                                       Principal       Market
                                                         Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Convention Center/Hotel Revenue Bonds - 0.60%
   Middlesex County, New Jersey Improvement
      Authority Senior Revenue
      (Heldrich Center Hotel/Conference Project)
      Series A
      5.00% 1/1/32                                    $ 1,500,000   $ 1,500,435
      5.125% 1/1/37                                     1,500,000     1,517,970
                                                                    -----------
                                                                      3,018,405
                                                                    -----------
Corporate Revenue Bonds - 4.59%
   Alliance, Texas Airport Authority
      Special Facilities Revenue
      (Federal Express Corp. Project)
      6.375% 4/1/21 (AMT)                               2,000,000     2,049,300
   Cloquet, Minnesota Pollution
      Control Revenue
      (Potlatch Corp. Project) 5.90% 10/1/26            1,695,000     1,717,188
  @Columbus, Kansas Industrial Revenue
      (ACE Electrical Acquisition)
      7.00% 8/1/17 (AMT)                                  800,000       328,000
   Indianapolis, Indiana Airport
      Authority Revenue
      (Federal Express Corp. Project)
      5.10% 1/15/17 (AMT)                               2,000,000     2,104,880
   Indianapolis, Indiana Airport Authority
      Special Facilities Series 1998
      (Federal Express Corp. Project)
      Series 98 5.50% 5/1/29 (AMT)                      2,000,000     2,054,620
   Phenix City, Alabama Industrial
      Development Board Environmental
      Improvement Revenue
      (Mead Westvaco Corp. Project)
      Series A 6.35% 5/15/35 (AMT)                      3,000,000     3,231,510
   Puerto Rico Industrial, Medical &
      Environmental Pollution Control
      Facilities Financing Authority Revenue
      (PepsiCo Inc. Project) 6.25% 11/15/13             1,250,000     1,309,938
   Richmond County, Georgia Development
      Authority Environmental Improvement
      Revenue (International Paper Co. Project)
      Series B 5.95% 11/15/25 (AMT)                     5,000,000     5,219,849
   Sweetwater County, Wyoming Solid Waste
      Disposal Revenue (FMC Corp. Project)
      5.60% 12/1/35 (AMT)                               5,000,000     5,168,500
                                                                    -----------
                                                                     23,183,785
                                                                    -----------
Dedicated Tax & Fee Revenue Bonds - 8.20%
   Massachusetts School Building Authority
      Dedicated Sales Tax Revenue Series A
      5.00% 8/15/30 (FSA)                              10,000,000    10,607,300
   New Jersey Economic Development
      Authority (Cigarette Tax)
      5.75% 6/15/34                                     2,000,000     2,127,920
   New York City, New York Transitional
      Finance Authority Series D
      5.00% 2/1/31                                      5,000,000     5,221,250
   Puerto Rico Commonwealth Highway &
      Transportation Authority Revenue
      Series G 5.00% 7/1/42                             6,750,000     6,907,748
      Series K 5.00% 7/1/35                             2,500,000     2,582,775

--------------------------------------------------------------------------------
                                                      Delaware Tax-Free USA Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                       Principal       Market
                                                         Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Dedicated Tax & Fee Revenue Bonds (continued)
   Puerto Rico Commonwealth Infrastructure
      Financing Authority Tax Revenue
      Series B 5.00% 7/1/41                           $ 8,000,000   $ 8,228,080
   Truth or Consequences, New Mexico
      Gross Receipts Tax Revenue
      6.30% 7/1/16                                      1,000,000     1,007,820
   Westminster, Colorado Sales &
      Use Tax Revenue
      (Sales Tax Revenue Project)
      Series A 5.60% 12/1/16                            4,500,000     4,739,850
                                                                    -----------
                                                                     41,422,743
                                                                    -----------
Electric & Gas Revenue Bonds - 7.82%
   Chelan County, Washington Public
      Utilities District #001 Consolidated
      Revenue (Chelan Hydro System)
      Series A 5.45% 7/1/37 (AMBAC) (AMT)               5,000,000     5,349,950
   Lower Colorado River Authority Texas
      Revenue Refunding Series A
      5.875% 5/15/17 (AMBAC)                            4,000,000     4,307,640
   Puerto Rico Electric Power Authority
      Power Revenue Series II 5.25% 7/1/31              6,000,000     6,347,520
   Sabine, Texas River Authority Pollution
      Control Revenue
      (Southwestern Electric Power Co.)
      6.10% 4/1/18 (MBIA)                               4,000,000     4,089,080
   Salt River Project Arizona Agriculture
      Improvement & Power District Electric
      (Revsalt River Project) Series A
      5.00% 1/1/35                                     10,000,000    10,585,199
   San Francisco, California City and
      County Public Utilities Commission
      Series A 4.75% 11/1/36 (FSA)                      5,000,000     5,120,500
   Suffolk County, New York Industrial
      Development Agency Revenue
      (Keyspan-Port Jefferson Energy Center)
      5.25% 6/1/27 (AMT)                                3,500,000     3,655,260
                                                                    -----------
                                                                     39,455,149
                                                                    -----------
Escrowed to Maturity Bonds - 7.85%
   Louisiana Public Facilities Authority
      Hospital Revenue
      (Southern Baptist Hospital, Inc.)
      8.00% 5/15/12                                     5,555,000     6,288,149
   New Jersey State Highway Authority
      Garden State Parkway General Revenue
      (Senior Parkway)
         5.50% 1/1/14 (FGIC)                            5,000,000     5,605,700
         5.50% 1/1/15 (FGIC)                            7,310,000     8,250,066
   Oklahoma State Turnpike Authority Revenue
      (First Senior) 6.00% 1/1/22                      13,535,000    16,697,047
   Virgin Islands Public Finance Authority
      Revenue Series A 7.30% 10/1/18                    2,200,000     2,772,264
                                                                    -----------
                                                                     39,613,226
                                                                    -----------

                                                       Principal       Market
                                                         Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Higher Education Revenue Bonds - 4.95%
   Chattanooga, Tennessee Health
      Educational & Housing Facilities
      Board Revenue
      Series A 5.125% 10/1/35                         $ 3,500,000   $ 3,518,270
   Illinois Educational Facilities Authority
      Student Housing Revenue
      (Educational Advancement Fund-
      University Center Project)
      6.25% 5/1/30                                      5,000,000     5,469,450
   Maryland State Economic Development
      Corporation, Student Housing Revenue
      (University of Maryland College
      Park Project) 5.625% 6/1/35                       1,125,000     1,181,925
   Massachusetts State Health & Educational
      Facilities Authority Revenue
      (Harvard University)
      Series A 5.00% 7/15/36                            5,005,000     5,310,605
      (Nichols College Project) Series C
      6.00% 10/1/17                                       950,000     1,006,573
      6.125% 10/1/29                                    1,000,000     1,059,540
   Milledgeville-Baldwin County,
      Georgia Development Authority Revenue
      (Georgia College & State University
      Foundation Project) 6.00% 9/1/33                  1,000,000     1,091,160
   New Hampshire Higher Educational &
      Health Facilities Authority Revenue
      (New Hampton School Issue)
      5.375% 10/1/28                                    3,070,000     3,090,907
   New Jersey State Educational Facilities
      Authority Revenue
      (Stevens Institute of Technology)
      Series B 5.25% 7/1/24                             2,085,000     2,197,819
   Vermont University & State
      Agriculture College
      5.125% 10/1/37 (AMBAC)                            1,000,000     1,049,100
                                                                    -----------
                                                                     24,975,349
                                                                    -----------
Hospital Revenue Bonds - 12.60%
   Akron Bath Copley, Ohio Joint Township
      Hospital District Revenue
      (Summa Health System)
      Series A 5.25% 11/15/31 (RADIAN)                  3,000,000     3,153,870
   Cando, North Dakota Nursing
      Facility Revenue
      (Towner County Medical Center Project)
      7.125% 8/1/22                                     1,000,000     1,005,380
   Chatham County, Georgia Hospital
      Authority Revenue
      (Memorial Health Medical Center)
      Series A 6.125% 1/1/24                            1,000,000     1,098,440
   Cuyahoga County, Ohio Revenue
      (Cleveland Clinic Health System)
      Series A 5.50% 1/1/29                             7,500,000     7,988,174
   Duluth, Minnesota Economic Development
      Authority Health Care Facilities Revenue
      (Benedictine Health System-
      St. Mary's Hospital) 5.25% 2/15/33                5,000,000     5,165,750

--------------------------------------------------------------------------------
                                                      Delaware Tax-Free USA Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                       Principal       Market
                                                         Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Hospital Revenue Bonds (continued)
   Florence County, South Carolina
      Hospital Revenue
      (McLeod Regional Medical
      Center Project)
      Series A 5.25% 11/1/27 (FSA)                    $ 2,355,000   $ 2,529,529
   Henrico County, Virginia Economic
      Development Authority Revenue
      (Bon Secours Health System, Inc.)
      Series A 5.60% 11/15/30                           3,140,000     3,310,659
   Illinois Health Facilities Authority Revenue
      (Elmhurst Memorial Healthcare Project)
      5.625% 1/1/28                                     2,000,000     2,113,620
   Johnson City, Tennessee Health and
      Educational Facilities Board
      Hospital Revenue First Meeting
      (Mountain States Health)
      Series A 5.50% 7/1/36                             3,000,000     3,156,900
   Louisiana Public Facilities
      Authority Revenue
      (Ochsner Clinic Foundation Project)
      Series B 5.50% 5/15/32                            1,500,000     1,522,605
   Maryland State Health & Higher Education
      Facilities Authority Revenue
      (Union Hospital of Cecil County Issue)
      5.00% 7/1/40                                      2,345,000     2,411,856
   Michigan State Hospital Finance
      Authority Revenue
      (Ascension Health Credit Group)
      Series B 5.25% 11/15/26                           3,500,000     3,693,760
      (Oakwood Obligation Group)
      Series A 5.75% 4/1/32                             2,500,000     2,674,525
      (Trinity Health Credit)
      Series C 5.375% 12/1/30                           6,000,000     6,363,540
   Multnomah County, Oregon Hospital
      Facilities Authority Revenue
      (Providence Health System)
      5.25% 10/1/22                                     3,000,000     3,234,090
   New York State Dormitory Authority
      (Catholic Health Services of Long Island -
      St. Francis Hospital Project)
      5.10% 7/1/34                                      2,500,000     2,549,350
   North Carolina Medical Care Commission
      Hospital Revenue
      (Northeast Medical Center Project)
      5.125% 11/1/34                                    1,250,000     1,300,238
   Orange County, Florida Health Facilities
      Authority Revenue Hospital
      (Orlando Regional Healthcare)
      Series B 5.125% 11/15/39                          3,000,000     3,115,350
   Prince William County, Virginia Industrial
      Development Authority Hospital Revenue
      (Potomac Hospital Corp.)
      5.35% 10/1/36                                     1,750,000     1,848,420

                                                       Principal       Market
                                                         Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Hospital Revenue Bonds (continued)
   Puerto Rico Industrial, Tourist,
      Educational, Medical & Environmental
      Control Facilities
      (Hospital Auxilio Mutuo Obligated Group)
      Series A 6.25% 7/1/24 (MBIA)                    $ 1,200,000   $ 1,201,896
   South Miami, Florida Health Facilities
      Authority Hospital Revenue
      (Baptist Health South Florida Group)
      5.25% 11/15/33                                    4,000,000     4,170,600
                                                                    -----------
                                                                     63,608,552
                                                                    -----------
Investor Owned Utilities Revenue Bonds - 7.60%
   Brazos, Texas River Authority Pollution
      Control Revenue
      (Texas Utilities) 5.40% 5/1/29 (AMT)              3,000,000     3,024,510
      (TXU Energy Co. Project)
      Series B 6.30% 7/1/32 (AMT)                       3,500,000     3,741,220
   Clark County, Nevada Industrial
      Development Revenue
      (Nevada Power Co. Project)
      Series C 7.20% 10/1/22                            8,000,000     8,023,120
   Connecticut State Development Authority
      Pollution Control Revenue
      Series A 5.85% 9/1/28                             4,000,000     4,242,280
   Mississippi Business Finance Corporation
      Pollution Control Revenue
      (System Energy Resources, Inc. Project)
      5.90% 5/1/22                                      3,000,000     3,040,080
   Petersburg, Indiana Pollution
      Control Revenue
      (Indianapolis Power & Light Co. Project)
      6.375% 11/1/29 (AMT)                              4,250,000     4,531,520
      6.625% 12/1/24                                    4,500,000     4,552,290
   Port Morrow, Oregon Pollution
      Control Revenue
      (Portland General Electric Co.)
      Series A 5.20% 5/1/33                             2,000,000     2,062,520
   Sweetwater County, Wyoming Pollution
      Control Revenue
      (Idaho Power Co. Project)
      Series A 6.05% 7/15/26                            5,000,000     5,139,400
                                                                    -----------
                                                                     38,356,940
                                                                    -----------
Multifamily Housing Revenue Bonds - 0.87%
   Milwaukee, Wisconsin Redevelopment
      Authority Multifamily Revenue
      (City Hall Square)
      6.30% 8/1/38 (FHA) (AMT)                          1,455,000     1,522,308
   North Dakota State Housing Finance
      Agency Multifamily Revenue
      Series A 6.15% 12/1/17 (FNMA)                     1,300,000     1,327,638
   Waukesha, Wisconsin Housing Authority
      (Westgrove Woods)
      Series A 6.00% 12/1/31 (GNMA) (AMT)               1,500,000     1,536,315
                                                                    -----------
                                                                      4,386,261
                                                                    -----------

--------------------------------------------------------------------------------
                                                      Delaware Tax-Free USA Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                       Principal       Market
                                                         Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Municipal Lease Revenue Bonds - 4.87%
   Battery Park City, New York
      Authority Revenue Series A
      5.25% 11/1/22                                   $ 2,250,000   $ 2,446,110
   California State Public Works Board
      (Department of General
      Services-Butterfield)
      Series A 5.25% 6/1/30                             2,750,000     2,929,218
  @Linn County, Kansas Certificates
      of Participation 7.25% 3/1/13 (AMT)                 350,000       184,625
   Missouri State Development Finance
      Board Infrastructure Facilities Revenue
      (Branson Landing Project)
      Series A 5.25% 12/1/19                            1,000,000     1,047,110
      5.50% 12/1/24                                       980,000     1,042,103
      5.625% 12/1/28                                    2,930,000     3,132,111
   Puerto Rico Commonwealth Industrial
      Development Company General
      Purpose Revenues Series B
      5.375% 7/1/16                                     1,000,000     1,040,380
   Puerto Rico Public Buildings
      Authority Revenue
      (Government Facilities)
      Series I 5.25% 7/1/33                            12,000,000    12,774,000
                                                                    -----------
                                                                     24,595,657
                                                                    -----------
-/-Pre-Refunded Bonds - 8.07%
   Alexandria, Virginia Industrial
      Development Authority Revenue
      (Institute for Defense Analyses)
      Series A 5.90% 10/1/30-10 (AMBAC)                 5,000,000     5,548,500
   Cudahy, Wisconsin Community
      Development Authority Lease Revenue
      6.00% 6/1/11-06                                   1,000,000     1,006,790
   Golden State, California Tobacco
      Securitization Corporation Settlement
      Revenue Series B
      5.50% 6/1/43-13                                   7,500,000     8,320,800
      5.625% 6/1/38-13                                  7,500,000     8,379,825
   Mississippi Development Bank
      Special Obligation
      (Madison County Hospital Project)
      6.30% 7/1/22-09                                   2,070,000     2,278,697
   New York City, New York Series H
      6.125% 8/1/25-07                                  4,685,000     4,908,756
   Payne County, Oklahoma Economic
      Development Authority Student
      Housing Revenue
      (Collegiate Housing Foundation-
      Oklahoma State University)
      Series A 6.375% 6/1/30-11                         4,000,000     4,512,480
   Puerto Rico Commonwealth
      Public Improvement Series A
      5.125% 7/1/31-11                                  3,495,000     3,764,954
      5.375% 7/1/21-07 (MBIA)                              50,000        52,063
   Southeast Wisconsin Professional
      Baseball Park District Sales Tax Revenue
      5.80% 12/15/26-07 (MBIA)                          1,000,000     1,034,070
   Wisconsin Housing & Economic
      Developing Authority Revenue
      6.10% 6/1/21-17 (FHA)                               835,000       928,186
                                                                    -----------
                                                                     40,735,121
                                                                    -----------

                                                       Principal       Market
                                                         Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
School District General Obligation Bonds - 2.46%
   Boerne, Texas Independent
      School District Building
      5.25% 2/1/27                                    $ 4,000,000   $ 4,279,240
      5.25% 2/1/29                                      2,960,000     3,162,938
   Dover, Pennsylvania Area School District
      5.375% 4/1/20 (FGIC)                              2,435,000     2,659,507
   Lewisville, Texas Independent School
      District Permanent School Fund
      6.15% 8/15/21
                                                        2,160,000     2,336,364
                                                                    -----------
                                                                     12,438,049
                                                                    -----------
Single Family Housing Revenue Bonds - 0.38%
   New Mexico Mortgage Finance Authority
      Series B Class III 6.75% 7/1/25
      (GNMA) (FNMA)                                       255,000       257,833
      Series E 6.95% 1/1/26 (GNMA) (FNMA)                 225,000       230,225
   Puerto Rico Housing, Bank & Finance
      Agency Single Family Mortgage Revenue
      6.25% 4/1/29 (GNMA) (FNMA)
      (FHLMC) (AMT)                                     1,240,000     1,256,045
   Santa Fe, New Mexico Single Family
      Mortgage Revenue Series B-1
      6.20% 11/1/16 (GNMA) (FNMA) (AMT)                   175,000       175,693
                                                                    -----------
                                                                      1,919,796
                                                                    -----------
State General Obligation Bonds - 5.63%
   California State
      5.00% 2/1/26 (AMBAC)                              4,570,000     4,770,852
      5.25% 2/1/30 (MBIA)                               3,500,000     3,741,220
   Commonwealth of Pennsylvania First Series
      5.00% 7/1/13                                      3,000,000     3,247,590
   Maryland State and Local Facilities Land
      Capital Improvement First Series A
      5.25% 3/1/13                                     10,000,000    11,017,200
      Series A 5.50% 8/1/14                             5,000,000     5,648,150
                                                                    -----------
                                                                     28,425,012
                                                                    -----------
Tax Increment/Special Assessment Bonds - 0.22%
   Midtown Miami, Florida Community
      Development District Special
      Assessment Revenue
      (Infrastructure Project) Series B
      6.50% 5/1/37                                      1,000,000     1,087,320
                                                                    -----------
                                                                      1,087,320
                                                                    -----------
Territorial General Obligation Bonds - 3.24%
   Puerto Rico Commonwealth Public
      Improvement Series A
      5.125% 7/1/31                                     6,880,000     7,078,419
      5.50% 7/1/19 (MBIA)                               8,000,000     9,271,360
                                                                    -----------
                                                                     16,349,779
                                                                    -----------
Transit Authority Revenue Bonds - 0.63%
   Metropolitan New York Transportation
      Authority Revenue Refunding
      Series A 5.00% 11/15/30 (FSA)                     3,000,000     3,170,220
                                                                    -----------
                                                                      3,170,220
                                                                    -----------

--------------------------------------------------------------------------------
                                                      Delaware Tax-Free USA Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Water & Sewer Revenue Bonds - 3.99%
   Augusta, Georgia Water & Sewer Revenue
      5.25% 10/1/34 (FSA)                          $  3,375,000   $   3,647,194
   New York City, New York Municipal
      Water Finance Authority Water &
      Sewer System Revenue Series A
      5.125% 6/15/34                                 12,125,000      12,763,865
   Virgin Islands Water & Power Authority
      Water System Revenue 5.50% 7/1/17                 510,000         528,758
   West Virginia State Water Development
      Authority Revenue (Loan Program III)
      Series A 6.375% 7/1/39 (AMBAC) (AMT)            2,890,000       3,190,705
                                                                  -------------
                                                                     20,130,522
                                                                  -------------
Total Municipal Bonds
   (cost $449,558,411)                                              475,813,948
                                                                  =============

--------------------------------------------------------------------------------
oVariable Rate Demand Notes - 5.69%
--------------------------------------------------------------------------------
   Allentown, Pennsylvania Commercial &
      Industrial Development
      (Diocese of Allentown)
      2.93% 12/1/29                                   8,680,000       8,680,000
   Chester County, Pennsylvania Industrial
      Development Authority Revenue
      (Archdiocese of Philadelphia)
      2.93% 7/1/31                                   11,300,000      11,300,000
   Idaho Housing & Finance Association
      Class I 3.25% 1/1/37 (AMT)                      1,000,000       1,000,000
   Minneapolis, Minnesota Guthrie
      Parking Ramp 3.05% 12/1/33 (SPA)                1,000,000       1,000,000
   New York City, New York Municipal Water
      Finance Authority Water & Sewer
      System Revenue Series 93-C
      2.92% 6/15/22 (FGIC)                            4,500,000       4,500,000
   Philadelphia, Pennsylvania Authority for
      Industrial Development Revenue
      (Newcourtland Elder Services Project)
      2.93% 3/1/27 (LOC PNC Bank)                     2,260,000       2,260,000
                                                                  -------------
Total Variable Rate Demand Notes
   (cost $28,740,000)                                                28,740,000
                                                                  =============

Total Market Value of Securities - 99.94%
   (cost $478,298,411)                                              504,553,948
Receivables and Other Assets
   Net of Liabilities - 0.06%                                           302,040
                                                                  -------------
Net Assets Applicable to 43,634,002 Shares
   Outstanding - 100.00%                                          $ 504,855,988
                                                                  =============

Net Asset Value - Delaware Tax-Free USA Fund
   Class A ($483,467,207 / 41,785,359 Shares)                     $       11.57
                                                                  -------------
Net Asset Value - Delaware Tax-Free USA Fund
   Class B ($14,491,039 / 1,252,511 Shares)                       $       11.57
                                                                  -------------
Net Asset Value - Delaware Tax-Free USA Fund
   Class C ($6,897,742 / 596,132 Shares)                          $       11.57
                                                                  -------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Components of Net Assets at February 28, 2006:
Shares of beneficial interest
   (unlimited authorization - no par)                             $ 483,617,831
Distributions in excess of net investment income                       (12,181)
Accumulated net realized loss on investments                        (5,005,199)
Net unrealized appreciation of investments                           26,255,537
                                                                  -------------
Total net assets                                                  $ 504,855,988
                                                                  =============

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company FHA - Insured by the Federal Housing Authority
FHLMC - Insured by the Federal Home Loan Mortgage Corporation FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association RADIAN - Insured by Radian Asset Assurance
SPA - Stand-by Purchase Agreement

-/-Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 7 in "Notes to Financial Statements."

 ++Non-income producing security. Security is currently in default.

  oVariable rate securities. The interest rate shown is the rate as of February
   28, 2006.

  @Illiquid security. At February 28, 2006, the aggregate amount of illiquid securities equals $512,625, which represented 0.10% of the Fund's net assets. See Note 7 in "Notes to Financial Statements."

Net Asset Value and Offering Price per Share -
   Delaware Tax-Free USA Fund
Net asset value Class A (A)                                             $ 11.57
Sales charge (4.50% of offering price) (B)                                 0.55
                                                                        -------
Offering price                                                          $ 12.12
                                                                        =======

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)   See the current prospectus for purchases of $100,000 or more.

See accompanying notes

--------------------------------------------------------------------------------
                                                  Delaware Tax-Free Insured Fund
Statements                                        February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                       Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds - 94.16%
--------------------------------------------------------------------------------
Airport Revenue Bonds - 2.71%
   Dallas-Fort Worth, Texas International
      Airport Revenue Series A
      5.50% 11/1/31 (FGIC) (AMT)                    $ 1,500,000   $   1,581,585
                                                                  -------------
                                                                      1,581,585
                                                                  -------------
City General Obligation Bonds - 6.09%
   Melrose Park, Illinois Tax Increment
      Series B 6.00% 12/15/19 (FSA)                   1,250,000       1,376,738
   Powell, Ohio 5.50% 12/1/32 (FGIC)                  2,000,000       2,182,420
                                                                  -------------
                                                                      3,559,158
                                                                  -------------
Continuing Care/Retirement Revenue Bonds - 2.25%
   Colorado Health Facilities Authority Revenue
      (Evangelical Lutheran) Series A
      5.25% 6/1/34                                    1,275,000       1,315,660
                                                                  -------------
                                                                      1,315,660
                                                                  -------------
Corporate Revenue Bonds - 1.35%
   Indianapolis, Indiana Airport
      Authority Revenue
      (Federal Express Corp. Project)
      5.10% 1/15/17 (AMT)                               750,000         789,330
                                                                  -------------
                                                                        789,330
                                                                  -------------
Dedicated Tax & Fees Revenue Bonds - 5.68%
   New Jersey Economic Development Authority
      (Cigarette Tax) 5.50% 6/15/31                   1,000,000       1,042,850
   New York State Sales Tax Asset Receivables
      Series A 5.25% 10/15/27 (AMBAC)                 1,000,000       1,087,000
   Tampa, Florida Sports Authority
      Revenue Sales Tax
      (Tampa Bay Arena Project)
      5.75% 10/1/20 (MBIA)                            1,000,000       1,190,150
                                                                  -------------
                                                                      3,320,000
                                                                  -------------
Electric & Gas Revenue Bonds - 10.13%
   Lower Colorado River Authority
      Texas Revenue Refunding
      Series A 5.875% 5/15/17 (AMBAC)                 1,500,000       1,615,365
   Mason County, West Virginia
      Pollution Control Revenue
      (Appalachian Power Co. Project)
      Series K 6.05% 12/1/24 (AMBAC)                  3,000,000       3,284,460
   San Francisco, California City and
      County Public Utilities Commission
      Series A 4.75% 11/1/36 (FSA)                    1,000,000       1,024,100
                                                                  -------------
                                                                      5,923,925
                                                                  -------------
Escrowed to Maturity - 1.94%
   New Jersey State Highway Authority
      Garden State Parkway General Revenue
      (Senior Parkway) 5.50% 1/1/16 (FGIC)            1,000,000       1,137,130
                                                                  -------------
                                                                      1,137,130
                                                                  -------------

                                                     Principal        Market
                                                       Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Higher Education Revenue Bonds - 12.48%
   Amherst, New York Industrial Development
      Agency Civic Facilities Revenue
      (UBF Faculty Student Housing)
      Series A 5.75% 8/1/30 (AMBAC)                 $ 1,300,000   $   1,432,898
   Illinois Educational Facilities Authority
      Student Housing Revenue
      (Educational Advancement Fund -
      University Center Project)
      6.25% 5/1/34                                      500,000         512,765
   Massachusetts State Development
      Finance Agency Revenue
      (Massachusetts College of
      Pharmacy Project) Series C
      5.75% 7/1/33                                      500,000         533,010
   New York State Dormitory
      Authority Revenue
      (Fashion Institute Student
      Housing Corp.) 5.00% 7/1/13 (FGIC)              1,000,000       1,081,860
   Oregon State Facilities Authority Revenue
      (College Independent Student
      Housing Project) Series A
      5.25% 7/1/30 (XLCA)                             1,000,000       1,076,780
   Pennsylvania State Higher Educational
      Facilities Authority Revenue
      (Widener University)
      5.375% 7/15/29                                  1,000,000       1,057,920
   University of Massachusetts
      Building Authority Revenue
      (Refunding-Senior) Series 2
      5.00% 11/1/25 (AMBAC)                           1,000,000       1,067,520
   University of Central Florida Athletics
      Association Certificates of Participation
      Series A 5.25% 10/1/34 (FGIC)                     500,000         535,915
                                                                  -------------
                                                                      7,298,668
                                                                  -------------
Hospital Revenue Bonds - 3.65%
   Florence County, South Carolina
      Hospital Revenue
      (McLeod Regional Medical Center Project)
      Series A 5.25% 11/1/27 (FSA)                    1,000,000       1,074,110
   Knox County, Tennessee Health
      Educational & Housing Facilities
      Board Hospital Revenue
      (East Tennessee Hospital Project)
      Series B 5.75% 7/1/33                           1,000,000       1,061,620
                                                                  -------------
                                                                      2,135,730
                                                                  -------------
Investor Owned Utilities Revenue Bonds - 2.28%
   Petersburg, Indiana Pollution
      Control Revenue
      (Indianapolis Power & Light Co. Project)
      6.375% 11/1/29 (AMT)                              750,000         799,680
   South Carolina Jobs Economic
      Development Authority Industrial
      Revenue (South Carolina Electric &
      Gas Co. Project) Series B
      5.45% 11/1/32 (AMBAC) (AMT)                       500,000         531,120
                                                                  -------------
                                                                      1,330,800
                                                                  -------------

--------------------------------------------------------------------------------
                                                  Delaware Tax-Free Insured Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                       Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Multifamily Housing Revenue Bonds - 10.62%
   Franklin County, Ohio Multi Family Revenue
      (Alger Green) Series A
      5.80% 5/20/44 (GNMA) (AMT)                    $ 1,150,000   $   1,207,144
   Illinois Development Finance
      Authority Revenue (Section 8)
      Series A 5.80% 7/1/28 (FHA) (MBIA)              2,790,000       2,883,465
   Illinois Housing Development Authority
      Multi Family Revenue
      (Crystal Lake Preservation) Series A-1
      5.80% 12/20/41 (GNMA)                           2,000,000       2,118,500
                                                                  -------------
                                                                      6,209,109
                                                                  -------------
Municipal Lease Revenue Bonds - 6.75%
   Golden State, California Tobacco
      Securitization Corporation
      Settlement Revenue Series A
      5.00% 6/1/21 (AMBAC)                            1,000,000       1,052,020
   Loudoun County, Virginia Industrial
      Development Authority Public
      Safety Facility Lease Revenue Series A
      5.25% 12/15/23 (FSA)                              700,000         762,510
   Missouri State Development Finance
      Board Infrastructure Facilities Revenue
      (Branson Landing Project) Series A
      5.50% 12/1/24                                   1,000,000       1,063,370
   Puerto Rico Public Buildings
      Authority Revenue
      (Government Facilities) Series J
      5.00% 7/1/36 (AMBAC)                            1,000,000       1,070,210
                                                                  -------------
                                                                      3,948,110
                                                                  -------------
Political Subdivision General Obligation Bonds - 1.03%
   St. Clair County, Michigan
      5.00% 4/1/21 (AMBAC)                              565,000         601,499
                                                                  -------------
                                                                        601,499
                                                                  -------------
-/-Pre-Refunded Bonds - 10.19%
   Alexandria, Virginia Industrial
      Development Authority Revenue
      (Institute for Defense Analyses) Series A
      5.90% 10/1/30-10 (AMBAC)                        1,000,000       1,109,700
   Golden State, California Tobacco
      Securitization Corporation Settlement
      Revenue Series B 5.50% 6/1/43-13                1,000,000       1,109,440
   Jackson, Ohio Local School District
      (Stark & Summit Counties)
      School Facilities Construction &
      Improvement 5.625% 12/1/25-10 (FSA)             1,000,000       1,093,170
   Massachusetts State Industrial Finance
      Agency Revenue Higher Education
      (Clark University Project)
      6.10% 7/1/16-06                                 1,250,000       1,286,150
   Vancouver, Washington Limited Tax
      5.50% 12/1/25-10 (AMBAC)                        1,250,000       1,356,813
                                                                  -------------
                                                                      5,955,273
                                                                  -------------

                                                     Principal        Market
                                                       Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
School District General Obligation Bonds - 1.28%
   South Redford, Michigan School District
      5.00% 5/1/21 (FGIC)                           $   700,000   $     747,936
                                                                  -------------
                                                                        747,936
                                                                  -------------
State General Obligation Bonds - 1.79%
   California State 5.00% 2/1/26 (AMBAC)              1,000,000       1,043,950
                                                                  -------------
                                                                      1,043,950
                                                                  -------------
Territorial General Obligation Bonds - 1.98%
   Puerto Rico Commonwealth Public
      Improvement Series A
      5.50% 7/1/19 (MBIA)                             1,000,000       1,158,920
                                                                  -------------
                                                                      1,158,920
                                                                  -------------
Turnpike Revenue Bonds - 0.90%
   Pennsylvania State Turnpike
      Commission Revenue Series A
      5.00% 12/1/34 (AMBAC)                             500,000         526,595
                                                                  -------------
                                                                        526,595
                                                                  -------------
Water & Sewer Revenue Bonds - 11.06%
   Atlanta, Georgia Water &
      Waste Water Revenue
      5.00% 11/1/18 (FSA)                             1,000,000       1,073,020
   Augusta, Georgia Water &
      Sewer Revenue 5.25% 10/1/34 (FSA)               1,000,000       1,080,650
   Clovis, California Public Financing
      Authority Wastewater Revenue
      5.25% 8/1/30 (MBIA)                             1,000,000       1,078,980
   Fulton County, Georgia Water &
      Sewer Revenue 5.25% 1/1/35 (FGIC)               1,000,000       1,074,660
   Green Bay, Wisconsin Water Systems
      Revenue Refunding and Improvements
      Bonds 5.25% 11/1/22 (FSA)                       1,000,000       1,095,179
   New York City, New York Municipal
      Water Finance Authority Water & Sewer
      System Revenue Series B
      5.00% 6/15/23 (FSA)                             1,000,000       1,063,780
                                                                  -------------
                                                                      6,466,269
                                                                  -------------

Total Municipal Bonds (cost $52,152,610)                             55,049,647
                                                                  =============

--------------------------------------------------------------------------------
oVariable Rate Demand Notes - 5.13%
--------------------------------------------------------------------------------
   Alexandria, Virginia Industrial Development
      Authority 3.12% 10/1/35 (SPA) (AMBAC)           2,000,000       2,000,000
   California State Department of Water
      Resources Power Supply Subordinate
      Series G-10 3.22% 5/1/18 (FGIC)                 1,000,000       1,000,000
                                                                  -------------
Total Variable Rate Demand Notes
   (cost $3,000,000)                                                  3,000,000
                                                                  =============

--------------------------------------------------------------------------------
                                                  Delaware Tax-Free Insured Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Market Value of Securities - 99.29%
   (cost $55,152,609)                                             $  58,049,647
Receivables and Other Assets
   Net of Liabilities - 0.71%                                           417,860
                                                                  -------------
Net Assets Applicable to 5,342,758 Shares
   Outstanding - 100.00%                                          $  58,467,507
                                                                  =============

Net Asset Value - Delaware Tax-Free Insured Fund
   Class A ($49,914,609 / 4,561,261 Shares)                       $       10.94
                                                                  -------------
Net Asset Value - Delaware Tax-Free Insured Fund
   Class B ($5,870,789 / 536,470 Shares)                          $       10.94
                                                                  -------------
Net Asset Value - Delaware Tax-Free Insured Fund
   Class C ($2,682,109 / 245,027 Shares)                          $       10.95
                                                                  -------------

Components of Net Assets at February 28, 2006:
Shares of beneficial interest
   (unlimited authorization - no par)                             $  55,452,807
Distributions in excess of net investment income                         (1,778)
Accumulated net realized gain on investments                            119,440
Net unrealized appreciation of investments                            2,897,038
                                                                  -------------
Total net assets                                                  $  58,467,507
                                                                  =============

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
SPA - Stand-by Purchase Agreement
XLCA - Insured by XL Capital Assurance

-/- Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 7 in "Notes to Financial Statements."

o Variable rate securities. The interest rate shown is the rate as of February 28, 2006.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net Asset Value and Offering Price per Share -
   Delaware Tax-Free Insured Fund
Net asset value Class A (A)                                       $       10.94
Sales charge (4.50% of offering price) (B)                                 0.52
                                                                  -------------
Offering price                                                    $       11.46
                                                                  =============

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)   See the current prospectus for purchases of $100,000 or more.

See accompanying notes

--------------------------------------------------------------------------------
                                         Delaware Tax-Free USA Intermediate Fund
Statements                               February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                      Amount           Value
--------------------------------------------------------------------------------
Municipal Bonds - 90.00%
--------------------------------------------------------------------------------
Airport Revenue Bonds - 2.30%
   Chicago, Illinois O'Hare International
      Airport Revenue General-Airport-Third
      Lien Series A-2 5.75% 1/1/20
      (FSA) (AMT)                                  $  1,000,000    $  1,109,280
   Dallas-Fort Worth, Texas International
      Airport Revenue Series A
      5.00% 11/1/15 (XLCA) (AMT)                      2,000,000       2,069,140
   Metropolitan, Washington D.C. Airport
      Authority Systems Series A
      5.50% 10/1/19 (FGIC) (AMT)                      1,000,000       1,088,120
                                                                   ------------
                                                                      4,266,540
                                                                   ------------
City General Obligation Bonds - 3.89%
   Chicago, Illinois Board of Education
      (Chicago School of Reform) Series A
      5.25% 12/1/30 (AMBAC)                           1,000,000       1,044,320
   Cleveland, Ohio 5.25% 12/1/23 (AMBAC)              1,185,000       1,301,083
   New York City, New York
      Series G 5.25% 8/1/15                           1,000,000       1,091,390
      Series I 5.00% 8/1/21                           1,000,000       1,055,880
      Series J 5.50% 6/1/23                           1,000,000       1,087,380
   Powell, Ohio 5.50% 12/1/25 (FGIC)                  1,500,000       1,636,815
                                                                   ------------
                                                                      7,216,868
                                                                   ------------
Combined Utilities - 0.87%
   Orlando, Florida Utilities Commission
      Water & Electric Revenue
      5.25% 10/1/20                                   1,500,000       1,622,715
                                                                   ------------
                                                                      1,622,715
                                                                   ------------
Continuing Care/Retirement Revenue Bonds - 0.54%
   Apple Valley, Minnesota Economic
      Development Authority
      Health Care Revenue
      (Evercare Senior Living LLC Project)
      Series A 6.00% 12/1/25                          1,000,000       1,001,380
                                                                   ------------
                                                                      1,001,380
                                                                   ------------
Convention Center/Hotel Revenue Bonds - 1.77%
   Baltimore, Maryland Convention Center
      Hotel Revenue Subordinate Series B
      5.00% 9/1/16                                    1,200,000       1,208,880
   Hampton, Virginia Convention Center
      Revenue 5.25% 1/15/23 (AMBAC)                   1,000,000       1,076,050
   Middlesex County, New Jersey Improvement
      Authority Senior Revenue
      (Heldrich Center Hotel) Series A
      5.00% 1/1/32                                    1,000,000       1,000,290
                                                                   ------------
                                                                      3,285,220
                                                                   ------------
Corporate Revenue Bonds - 4.58%
   Alliance, Texas Airport Authority
      Special Facilities Revenue
      (Federal Express Corp. Project)
      6.375% 4/1/21 (AMT)                             1,000,000       1,024,650
   Cartersville, Georgia Development
      Authority Waste & Wastewater
      Facilities Revenue
      (Anheuser Busch Project)
      5.10% 2/1/12 (AMT)                                450,000         476,406

                                                     Principal         Market
                                                      Amount            Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Corporate Revenue Bonds (continued)
   Dutchess County, New York Industrial
      Development Agency Revenue
      (IBM Project) 5.45% 12/1/29 (AMT)            $  1,500,000    $  1,582,980
   Indianapolis, Indiana Airport
      Authority Revenue
      (Federal Express Corp. Project)
      5.10% 1/15/17 (AMT)                               750,000         789,330
   Michigan State Strategic Funding
      Limited Obligation Revenue
      (Detroit Edison Co. Project) Series A
      5.50% 6/1/30 (XLCA) (AMT)                       1,000,000       1,075,990
   Ohio State Air Quality Development
      Authority Revenue Environmental
      Improvement (USX Project)
      5.00% 11/1/15                                   1,000,000       1,053,090
   Prattville, Alabama Industrial
      Development Board Environmental
      Improvement Revenue
      (International Paper Co. Project)
      Series A 6.70% 3/1/24 (AMT)                     1,000,000       1,071,330
   Sugar Creek, Missouri Industrial
      Development Revenue
      (Lafarge North America Project)
      Series A 5.65% 6/1/37 (AMT)                       500,000         519,840
   Toledo, Lucas County, Ohio Port
      Authority Development Revenue
      (Northwest Ohio Bond Fund -
      Alex Products, Inc.) Series B
      6.125% 11/15/09 (AMT)                             860,000         902,888
                                                                   ------------
                                                                      8,496,504
                                                                   ------------
Dedicated Tax & Fees Revenue Bonds - 7.36%
   Casa Grande, Arizona Excise Tax Revenue
      5.00% 4/1/22 (AMBAC)                            1,600,000       1,703,360
   Massachusetts School Building Authority
      Dedicated Sales Tax Revenue Series A
      5.00% 8/15/30 (FSA)                             1,750,000       1,856,277
   New Jersey Economic Development
      Authority (Cigarette Tax) 5.50% 6/15/31         1,000,000       1,042,850
   New York City, New York Transitional
      Finance Authority Revenue Refunding -
      Future Tax Secured Series A
      5.50% 11/1/26                                   1,000,000       1,088,970
   New York State Sales Tax Asset Receivables
      Series A 5.25% 10/15/27 (AMBAC)                 1,000,000       1,087,000
   Oregon State Department of Administrative
      Services Lottery Revenue Refunding
      Series A 5.00% 4/1/18 (FSA)                     1,000,000       1,074,590
   Puerto Rico Commonwealth Highway &
      Transportation Authority Revenue
      Series K 5.00% 7/1/30                           1,000,000       1,036,190
   Westminster, Colorado Sales &
      Use Tax Revenue (Sales Tax Revenue)
      Series A 5.60% 12/1/16                          1,500,000       1,579,950
   Wyandotte County, Kansas City Kansas
      Unified Government Special Obligation
      Revenue Refunding-Sales Tax-2nd
      Lien-Area B 5.00% 12/1/20                       1,500,000       1,554,405
   Wyoming State Loan & Investment
      Facilities Revenue 5.00% 10/1/24                1,550,000       1,642,613
                                                                   ------------
                                                                     13,666,205
                                                                   ------------

--------------------------------------------------------------------------------
                                         Delaware Tax-Free USA Intermediate Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                      Amount           Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Electric & Gas Revenue Bonds - 7.25%
   Connecticut State Development Authority
      Pollution Control Revenue
      (Connecticut Light & Power Co.)
      3.35% 5/1/31 (AMBAC) (AMT)                   $  1,300,000    $  1,279,356
   Farmington, New Mexico Pollution
      Control Revenue
      (El Paso Electric Co. Project)
      Series A 4.00% 6/1/32 (FGIC)                    1,000,000       1,000,290
   Lower Colorado River Authority Texas
      Revenue Refunding Series A
      5.875% 5/15/17 (AMBAC)                          3,000,000       3,230,730
   Metropolitan Government Nashville &
      Davidson County, Tennessee Electric
      Revenue Series B 5.50% 5/15/14                  1,000,000       1,117,430
   Oliver County, North Dakota
      Pollution Control Revenue
      (Square Butte Electric Coop)
      Series A 5.30% 1/1/27 (AMBAC)                   1,500,000       1,583,610
   Puerto Rico Electric Power
      Authority Power Revenue
      Series OO 5.00% 7/1/13 (CIFG)                   1,000,000       1,083,200
   San Francisco, California City and
      County Public Utilities Commission
      Series A 4.75% 11/1/36 (FSA)                    1,750,000       1,792,175
   South Carolina Jobs Economic
      Development Authority Industrial Revenue
      (South Carolina Electric & Gas Co. Project)
      Series B 5.45% 11/1/32 (AMBAC) (AMT)              500,000         531,120
   South Carolina State Public Service
      Authority Revenue Refunding
      Series A 5.125% 1/1/21 (FSA)                    1,000,000       1,076,710
   Texas Municipal Power Agency Revenue
      4.00% 9/1/11 (AMBAC)                              750,000         753,623
                                                                   ------------
                                                                     13,448,244
                                                                   ------------
Escrowed to Maturity Bonds - 0.17%
   Metropolitan Pier & Exposition Authority
      Illinois Hospitality Facilities
      (McCormick Place Convention Center)
      5.75% 7/1/06                                      110,000         110,913
   Southcentral, Pennsylvania General
      Authority Revenue Refunding
      (Wellspan Health Obligated Project)
      5.625% 5/15/26                                    180,000         197,348
                                                                   ------------
                                                                        308,261
                                                                   ------------
Higher Education Revenue Bonds - 9.68%
   Allegheny County, Pennsylvania Higher
      Education Building Authority
      University Revenue (Duquesne University)
      Series A 5.00% 3/1/16 (FGIC)                    1,000,000       1,077,180
   Chattanooga, Tennessee Health
      Educational & Housing Facilities
      Board Revenue (CDFI Phase I, LLC Project)
      Series B 5.50% 10/1/20                          1,280,000       1,297,267
   Fulton County, Georgia Development
      Authority Revenue
      (Molecular Science Building Project)
      5.25% 5/1/21 (MBIA)                             1,000,000       1,094,910

                                                     Principal         Market
                                                      Amount            Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Higher Education Revenue Bonds (continued)
   Illinois Educational Facilities Authority
      Student Housing Revenue
      (Educational Advancement-
      University Center Project)
      6.00% 5/1/22                                 $    750,000    $    814,230
   Massachusetts State Health & Educational
      Facilities Authority Revenue
      (Nichols College Project) Series C
      6.125% 10/1/29                                  1,000,000       1,059,540
   Michigan Higher Education
      Facilities Authority Revenue
      (Kalamazoo College Project)
      5.50% 12/1/19                                     500,000         536,955
   New Jersey State Educational
      Facilities Authority Revenue
      (Georgian Court College Project)
      Series C 6.50% 7/1/33                             500,000         563,060
   New York State Dormitory Authority Revenue
      (Brooklyn Law School)
      Series A 5.50% 7/1/18 (RADIAN)                  1,000,000       1,090,240
      (Fashion Institute Student Housing Corp.)
      5.00% 7/1/13 (FGIC)                             1,000,000       1,081,860
      (Long Island University) Series B
      5.50% 9/1/20 (RADIAN)                           1,000,000       1,080,300
   Ohio State Higher Educational
      Facility Revenue
      (John Carroll University) 5.50% 11/15/18          335,000         367,140
      (Kenyon College Project) 4.70% 7/1/37           1,000,000       1,035,400
   Ohio State University General Receipts
      Series B 5.25% 6/1/21                           1,000,000       1,084,100
   Oregon State Facilities Authority Revenue
      (College Independent Student
      Housing Project) Series A
      5.25% 7/1/30 (XLCA)                             1,000,000       1,076,780
   Pennsylvania State Higher Educational
      Facilities Authority College &
      University Revenue
      (Geneva College Project) 6.125% 4/1/22          1,000,000       1,068,400
   South Carolina Educational Facilities
      Authority for Private Nonprofit Institutions
      (Southern Wesleyan University)
      5.00% 3/1/20                                    1,200,000       1,215,636
   University of California Revenue
      Series A 5.125% 5/15/20 (AMBAC)                   250,000         270,305
   University of Oklahoma Research Facilities
      5.00% 3/1/23 (AMBAC)                            1,065,000       1,123,863
   University of Puerto Rico Revenue
      Series M 5.50% 6/1/15 (MBIA)                    1,000,000       1,016,730
                                                                   ------------
                                                                     17,953,896
                                                                   ------------

--------------------------------------------------------------------------------
                                         Delaware Tax-Free USA Intermediate Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal         Market
                                                      Amount            Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Hospital Revenue Bonds - 10.54%
   Chatham County, Georgia Hospital
      Authority Revenue
      (Memorial Health Medical Center)
      Series A 6.125% 1/1/24                       $  1,000,000    $  1,098,440
   Cuyahoga County, Ohio Revenue
      (Cleveland Clinic Health System)
      Series A 6.00% 1/1/21                           1,000,000       1,118,670
   Duluth, Minnesota Economic
      Development Authority Health
      Care Facilities Revenue
      (Benedictine Health System
      St. Mary's Hospital) 5.50% 2/15/23              1,000,000       1,065,950
   Florence County, South Carolina
      Hospital Revenue (McLeod Regional
      Medical Center Project) Series A
      5.25% 11/1/27 (FSA)                             1,000,000       1,074,110
   Florida Health Highlands County,
      Facilities Authority Revenue
      (Adventist Health) Series I
      5.00% 11/15/29                                  2,000,000       2,069,499
   Indiana Health Facility Financing
      Authority Hospital Revenue
      (Deaconess Hospital Obligation)
      Series A 5.375% 3/1/29 (AMBAC)                    700,000         752,983
   Lancaster County, Pennsylvania Hospital
      Authority Revenue (Lancaster General
      Hospital Project) 5.75% 3/15/21                 1,000,000       1,086,210
   Maple Grove, Minnesota Health
      Care Facilities Revenue
      (North Memorial Health Care)
      5.00% 9/1/29                                    1,000,000       1,035,590
   Maryland State Health & Higher
      Education Facilities Authority Revenue
      (Union Hospital of Cecil County Issue)
      5.625% 7/1/32                                     500,000         533,400
   Michigan State Hospital Finance
      Authority Revenue
      (Trinity Health Credit) Series C
      5.375% 12/1/23                                    500,000         531,050
   Minneapolis, Minnesota Health Care
      System Revenue (Allina Health Systems)
      Series A 5.75% 11/15/32                           500,000         537,180
   Multnomah County, Oregon Hospital
      Facilities Authority Revenue
      (Providence Health System)
      5.25% 10/1/22                                   1,000,000       1,078,030
   New Hampshire Health & Education
      Facilities Authority Revenue
      (Elliot Hospital) Series B
      5.60% 10/1/22                                   1,000,000       1,065,600
   North Texas Health Facilities Development
      Corporation Hospital Revenue
      (United Regional Health Care
      System, Inc. Project) 6.00% 9/1/23              1,000,000       1,091,680
   Orange County, Florida Health
      Facilities Authority Revenue
      (Orlando Regional Healthcare)
      Series B 4.75% 11/15/36                         1,400,000       1,394,064

                                                     Principal         Market
                                                      Amount            Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Hospital Revenue Bonds (continued)
   St. Mary Hospital Authority Pennsylvania
      Health System Revenue
      (Catholic Health East) Series A
      5.25% 11/15/16                               $  1,200,000    $  1,290,084
   St. Paul, Minnesota Housing &
      Redevelopment Authority
      Hospital Revenue
      (Healtheast Project) 6.00% 11/15/25             1,000,000       1,090,180
   Terrebonne Parish, Louisiana Hospital
      Service District #1 Hospital Revenue
      (Terrebonne General Medical
      Center Project) 5.50% 4/1/33 (AMBAC)            1,500,000       1,643,160
                                                                   ------------
                                                                     19,555,880
                                                                   ------------
Investor Owned Utilities Revenue Bonds - 2.33%
   Brazos, Texas River Authority
      Pollution Control Revenue
      (Texas Utilities) 5.40% 5/1/29 (AMT)            1,000,000       1,008,170
   Connecticut State Development Authority
      Pollution Control Revenue Series A
      5.85% 9/1/28                                    1,145,000       1,214,353
   Forsyth, Montana Pollution Control Revenue
      (Portland General Project) Series A
      5.20% 5/1/33                                    1,005,000       1,036,416
   Sabine River Authority, Texas Pollution
      Control Revenue (TXU Electric Co. Project)
      Series A 5.50% 5/1/22                           1,000,000       1,067,840
                                                                   ------------
                                                                      4,326,779
                                                                   ------------
Municipal Lease Revenue Bonds - 4.96%
   Albany, New York Industrial Development
      Agency Civic Facility Revenue
      (Charitable Leadership Project)
      Series A 5.75% 7/1/26                             500,000         521,210
   California State Public Works Board Lease
      Revenue Department General Services
      (Butterfield Street) Series A
      5.25% 6/1/25                                    1,000,000       1,075,420
   Golden State, California Tobacco
      Securitization Corporation Settlement
      Revenue Series 2005 A
      5.00% 6/1/21 (AMBAC)                            1,000,000       1,052,020
   Michigan State Building Authority
      Revenue Series I 5.50% 10/15/18                 2,175,000       2,362,464
   Middle River, Virginia Regional Jail
      Authority Facility Revenue
      5.00% 5/15/20 (MBIA)                            1,285,000       1,379,550
   New York State Municipal Bond Bank
      Agency Special School Purpose Revenue
      Series C 5.25% 6/1/22                           1,000,000       1,083,780
   Puerto Rico Public Buildings
      Authority Revenue
      (Government Facilities)
      Series J 5.00% 7/1/28                           1,000,000       1,051,180
   Puerto Rico Public Finance Corporate
      Series A 5.25% 8/1/29 (MBIA)                      620,000         670,282
                                                                   ------------
                                                                      9,195,906
                                                                   ------------

--------------------------------------------------------------------------------
                                         Delaware Tax-Free USA Intermediate Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal         Market
                                                      Amount            Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Political Subdivision General Obligation Bonds - 2.72%
   Baldwin County, Alabama Series A
      5.00% 1/1/25 (XLCA)                          $  1,195,000    $  1,265,911
   Lansing, Michigan Community College
      (College and Building Site)
      5.00% 5/1/21 (MBIA)                             1,325,000       1,402,208
   Lunenburg County, Virginia Series B
      5.25% 2/1/29 (MBIA)                               715,000         778,077
   Middlesex County, New Jersey
      Improvement Authority Revenue
      (County Guaranteed Open Space Trust)
      5.25% 9/15/20                                   1,000,000       1,090,580
   Texas Water Development Board Revenue
      (State Revolving Federal-Senior Lien)
      Series B 5.25% 7/15/17                            500,000         507,480
                                                                   ------------
                                                                      5,044,256
                                                                   ------------
Ports & Harbors Revenue Bonds - 0.29%
   Virginia Port Authority Commonwealth
      Port Fund Revenue Resolution
      5.00% 7/1/12 (AMT)                                500,000         532,780
                                                                   ------------
                                                                        532,780
                                                                   ------------
-/- Pre-Refunded Bonds - 7.82%
   Anderson, Indiana Independent School
      Building First Mortgage
      5.50% 7/15/25-14 (FSA)                          1,000,000       1,122,750
   Arizona State Transportation Board
      Highway Revenue 6.25% 7/1/16-09                 1,850,000       2,011,764
   Cook County, Illinois Series A
      5.375% 11/15/21-11 (FGIC)                       2,160,000       2,344,940
   Forest Grove, Oregon Revenue Campus
      (Pacific University) 6.30% 5/1/25-10
      (RADIAN)                                        1,000,000       1,107,090
   Golden State, California Tobacco
      Securitization Settlement Revenue
      Series B 5.75% 6/1/23-08                        1,000,000       1,050,280
   Oro Valley, Arizona Common Trust Funds
      Partnership Certificates of
        Participation
      5.75% 7/1/17-06 (MBIA)                          1,000,000       1,018,150
   Pennsylvania State Higher Educational
      Facilities Authority College &
      University Revenue
      (Ursinus College Project)
      5.90% 1/1/27-07                                 1,000,000       1,040,090
   Puerto Rico Commonwealth Highway &
      Transportation Authority Revenue
      Series D 5.75% 7/1/41-12                        1,500,000       1,677,270
      Series J 5.50% 7/1/21-14                        1,000,000       1,119,370
   Southcentral, Pennsylvania
      General Authority Revenue
      (Welllspan Health Obligated Project)
      5.625% 5/15/26-11                                 820,000         903,820
   Virginia State Resource Authority
      Clean Water Revenue
      (State Revolving Fund)
      6.00% 10/1/16-10                                1,000,000       1,106,270
                                                                   ------------
                                                                     14,501,794
                                                                   ------------

                                                     Principal         Market
                                                      Amount            Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Resource Recovery Bonds - 0.80%
   Pennsylvania Economic Development
      Financing Authority Resource
      Recovery Revenue
      (Subordinate Colver Project)
      Series G 5.125% 12/1/15                         1,500,000       1,494,645
                                                                   ------------
                                                                      1,494,645
                                                                   ------------
School District General Obligation Bonds - 5.68%
   Belton, Missouri School District #124
      Series B 5.25% 3/1/23                           1,000,000       1,093,370
   Boerne, Texas Independent
      School District Building
      5.25% 2/1/26                                    4,495,000       4,808,796
      5.25% 2/1/29                                    1,500,000       1,602,840
   Licking County, Ohio Joint Vocational
      School District School Facilities
      Construction and Improvement
      5.00% 12/1/19 (MBIA)                            1,000,000       1,068,110
   Salem-Keizer, Oregon School District #24J
      Refunding 5.00% 6/15/19 (FSA)                   1,145,000       1,226,352
   South Redford, Michigan School District
      5.00% 5/1/21 (FGIC)                               700,000         747,936
                                                                   ------------
                                                                     10,547,404
                                                                   ------------
State General Obligation Bonds - 6.54%
   California State
      5.00% 2/1/26 (AMBAC)                            1,500,000       1,565,925
      5.25% 11/1/17                                   1,000,000       1,086,880
      5.25% 2/1/30 (MBIA)                             1,500,000       1,603,380
   California State Economic Recovery
      Series A 5.25% 7/1/14                           1,000,000       1,106,170
   Florida State Board Education
      Capital Outlay (Public Education)
      Series B 5.00% 6/1/10                             750,000         793,350
   Maryland State and Local Facilities Land
      Capital Improvement First Series A
      5.25% 3/1/13                                    2,500,000       2,754,300
   Minnesota State Refunding Various
      Purposes 5.00% 6/1/13                           1,000,000       1,033,080
   Puerto Rico Public Buildings Authority
      Revenue Government Facility
      Series I 5.50% 7/1/23                           2,000,000       2,193,060
                                                                   ------------
                                                                     12,136,145
                                                                   ------------
Tax Increment/Special Assessment Bonds - 2.75%
   Allegheny County, Pennsylvania
      Redevelopment Authority Revenue
      (Pittsburgh Mills Project) 5.10% 7/1/14           265,000         276,223
   Paseo, Florida Community Development
      District Capital Improvement Revenue
      Series B 4.875% 5/1/10                          1,000,000       1,005,560
   Portland, Oregon Urban Renewal &
      Redevelopment Interstate Corridor
      Series A 5.25% 6/15/20 (FGIC)                   1,000,000       1,102,320

--------------------------------------------------------------------------------
                                         Delaware Tax-Free USA Intermediate Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal         Market
                                                      Amount            Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Tax Increment/Special Assessment Bonds (continued)
   Richmond Heights, Missouri Tax
      Increment & Transaction Sales Tax
      Revenue Refunding & Improvement
      (Francis Place Redevelopment Project)
      5.625% 11/1/25                               $  1,200,000    $  1,217,376
   St. Joseph, Missouri Industrial
      Development Authority Tax
      Increment Revenue
      (Shoppes at North Village Project)
      Series A 5.10% 11/1/19                            500,000         496,320
      Series B 5.375% 11/1/23                         1,000,000       1,003,360
                                                                   ------------
                                                                      5,101,159
                                                                   ------------
Territorial General Obligation Bonds - 1.80%
   Puerto Rico Commonwealth Improvement
      Series A 5.25% 7/1/23                           1,125,000       1,204,886
   Puerto Rico Commonwealth Series A
      5.00% 7/1/30                                    1,000,000       1,051,180
   Puerto Rico Public Finance Corporation
      Commonwealth Appropriation Series A
      (LOC - Puerto Rico Government Bank)
      5.75% 8/1/27                                    1,000,000       1,087,510
                                                                   ------------
                                                                      3,343,576
                                                                   ------------
Transportation Revenue Bonds - 1.16%
   Colorado Department Transportation Revenue
      (Anticipation Notes) Series B
      5.00% 12/15/14 (FGIC)                           1,000,000       1,089,510
   Metropolitan Transportation Authority
      Revenue Refunding Series A
      5.00% 11/15/30 (FSA)                            1,000,000       1,056,740
                                                                   ------------
                                                                      2,146,250
                                                                   ------------
Turnpike/Toll Road Revenue Bonds - 1.58%
   Harris County, Texas Refunding
      (Senior Lien-Toll Road) Series A
      5.25% 8/15/35 (FSA)                             1,500,000       1,581,645
   Pennsylvania State Turnpike
      Commission Revenue Series A
      5.25% 12/1/20 (AMBAC)                           1,230,000       1,353,369
                                                                   ------------
                                                                      2,935,014
                                                                   ------------
Water & Sewer Revenue Bonds - 2.62%
   Atlanta, Georgia Water &
      Waste Water Revenue
      5.00% 11/1/18 (FSA)                             1,000,000       1,073,020
   Clovis, California Public Financing
      Authority Wastewater Revenue
      5.25% 8/1/30 (MBIA)                             1,000,000       1,078,980
   Fulton County, Georgia Water &
      Sewer Revenue 5.25% 1/1/35 (FGIC)               1,500,000       1,611,990
   Green Bay, Wisconsin Water Systems Revenue
      Refunding and Improvements Bonds
      5.25% 11/1/22 (FSA)                             1,000,000       1,095,180
                                                                   ------------
                                                                      4,859,170
                                                                   ------------
Total Municipal Bonds (cost $162,617,788)                           166,986,591
                                                                   ------------

                                                     Principal         Market
                                                      Amount            Value
--------------------------------------------------------------------------------
oVariable Rate Demand Notes - 6.90%
--------------------------------------------------------------------------------
   Alexandria, Virginia Industrial Development
      Authority 3.12% 10/1/35 (AMBAC)              $  1,000,000    $  1,000,000
   California State Department of Water
      Resources Power Supply Subordinate
      Series G-10 3.22% 5/1/18 (FGIC)                 2,000,000       2,000,000
   Chester County, Pennsylvania Industrial
      Development Authority Revenue
      (Archdiocese of Philadelphia)
      2.93% 7/1/31                                    1,000,000       1,000,000
   East Bay, California Municipal Utilities
      Distributed Water System Revenue
      Series B-2 3.12% 6/1/38 (XLCA)                  1,300,000       1,300,000
   Minneapolis, Minnesota Guthrie
      Parking Ramp 3.05% 12/1/33 (SPA)                1,000,000       1,000,000
   New Jersey Health Care Facilities
      Financing Authority Revenue
      (Computer Program)
      Series A1 3.18% 7/1/30                          3,000,000       3,000,000
   Philadelphia, Pennsylvania Authority for
      Industrial Development Revenue
      (Newcourtland Elder Services Project)
      (LOC PNC Bank) 2.93% 3/1/27                     3,500,000       3,500,000
                                                                   ------------
Total Variable Rate Demand Notes
   (cost $12,800,000)                                                12,800,000
                                                                   ------------

Total Market Value of Securities - 96.90%
   (cost $175,417,788)                                              179,786,591
Receivables and Other Assets
   Net of Liabilities - 3.10%                                         5,750,259
                                                                   ------------
Net Assets Applicable to 16,149,935 Shares
   Outstanding - 100.00%                                           $185,536,850
                                                                   ============

Net Asset Value - Delaware Tax-Free USA Intermediate Fund
   Class A ($155,285,659 / 13,516,334 Shares)                      $      11.49
                                                                   ------------
Net Asset Value - Delaware Tax-Free USA Intermediate Fund
   Class B ($2,624,601/ 228,541 Shares)                            $      11.48
                                                                   ------------
Net Asset Value - Delaware Tax-Free USA Intermediate Fund
   Class C ($27,626,590 / 2,405,060 Shares)                        $      11.49
                                                                   ------------

--------------------------------------------------------------------------------
                                         Delaware Tax-Free USA Intermediate Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Components of Net Assets at February 28, 2006:
Shares of beneficial interest
   (unlimited authorization - no par)                             $ 181,640,252
Accumulated net realized loss on investments                           (472,205)
Net unrealized appreciation of investments                            4,368,803
                                                                  -------------
Total net assets                                                  $ 185,536,850
                                                                  =============

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CDFI - Community Development Financial Institutions
CIFG - Insured by CDC IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
SPA - Stand-by Purchase Agreement
XLCA - Insured by XL Capital Assurance

-/- Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 7 in "Notes to Financial Statements."

o Variable rate securities. The interest rate shown is the rate as of February 28, 2006.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net Asset Value and Offering Price per Share -
  Delaware Tax-Free USA Intermediate Fund
Net asset value Class A (A)                                       $       11.49
Sales charge (2.75% of offering price) (B)                                 0.32
                                                                  -------------
Offering price                                                    $       11.81
                                                                  =============

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)   See the current prospectus for purchases of $100,000 or more.

See accompanying notes

--------------------------------------------------------------------------------
                                Delaware National High-Yield Municipal Bond Fund
Statements                      February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                       Principal       Market
                                                         Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds - 96.18%
--------------------------------------------------------------------------------
Airline Revenue Bonds - 0.40%
 ++Minneapolis/St. Paul, Minnesota
      Metropolitan Airports Commission
      Special Facilities Revenue
      (Northwest Airlines, Inc. Project)
      Series A 7.00% 4/1/25 (AMT)                     $   500,000   $   339,075
                                                                    -----------
                                                                        339,075
                                                                    -----------
Airport Revenue Bonds - 3.13%
   New York City, New York Industrial
      Development (JFK I LLC Project)
      Series A 5.50% 7/1/28 (AMT)                         905,000       911,788
   Oklahoma City, Oklahoma Industrial &
      Cultural Facilities Subordinated
      (Air Cargo Project) 6.75% 1/1/23 (AMT)            1,160,000     1,205,193
   Onondaga County, New York Industrial
      Development Authority Revenue
      Subordinated (Air Cargo Project)
      7.25% 1/1/32 (AMT)                                  500,000       530,860
                                                                    -----------
                                                                      2,647,841
                                                                    -----------
Continuing Care/Retirement Revenue Bonds - 16.31%
   Apple Valley, Minnesota Economic
      Development Authority Health
      Care Revenue
      (Augustana Home St. Paul Project)
      Series A 6.00% 1/1/40                             1,000,000     1,012,580
      (Evercare Senior Living LLC Project)
      Series A 6.125% 6/1/35                            1,000,000       995,170
   Bexar County, Texas Health Facilities
      Development Corporation
      (Army Retirement Residence Project)
      6.30% 7/1/32                                      1,000,000     1,075,950
   Buhl, Minnesota Nursing Home Revenue
      (Forest Health Services Project)
      Series A 6.75% 8/1/33                               600,000       625,608
   Colorado Health Facilities Authority Revenue
      (Evangelical Lutheran) 5.00% 6/1/35               1,000,000     1,017,440
      (Evangelical Lutheran) Series A
      5.25% 6/1/34                                        750,000       773,918
   Gainesville & Hall County, Georgia
      Development Authority Revenue
      (Lanier Village Estates Project)
      Series C 7.25% 11/15/29                           1,000,000     1,101,440
   Lebanon County, Pennsylvania Health
      Facilities Authority Center Revenue
      (Pleasant View Retirement) Series A
      5.30% 12/15/26                                    1,000,000     1,007,680
   Montgomery County, Pennsylvania Higher
      Education & Health Authority Revenue
      (Foulkeways at Gwynedd Project)
      6.75% 11/15/30                                    1,000,000     1,057,990
   North Carolina Medical Care Commission
      Health Care Facilities Revenue
      (Pennybryn at Mayfield Project)
      Series A 6.125% 10/1/35                           1,000,000     1,025,070

                                                       Principal       Market
                                                         Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Continuing Care/Retirement Revenue Bonds (continued)
   Philadelphia, Pennsylvania Hospitals &
      Higher Education Facilities
      Authority Revenue
      (The Philadelphia Protestant Home Project)
      Series A 6.50% 7/1/27                           $ 1,100,000   $ 1,110,119
   Rochester, Minnesota Multifamily Revenue
      (Wedum Shorewood Campus Project)
      6.60% 6/1/36                                        985,000     1,018,047
   Vermont Educational & Health Building
      Financing Agency Revenue
      Health Care Facility
      (Copley Manor Project) 6.50% 4/1/33               1,310,000       985,762
   Winchester, Virginia Industrial Development
      Authority Residential Care Facility
      Revenue (Westminster-Canterbury)
      Series A 5.30% 1/1/35                             1,000,000     1,010,470
                                                                    -----------
                                                                     13,817,244
                                                                    -----------
Convention Center/Hotel Revenue Bonds - 2.88%
   Baltimore, Maryland Convention
      Center Hotel Revenue Subordinated
      Series B 5.875% 9/1/39                            1,000,000     1,053,620
   Middlesex County, New Jersey Improvement
      Authority Senior Revenue
      (Heldrich Center Hotel/Conference Project)
      Series A
      5.00% 1/1/32                                        500,000       500,145
      5.125% 1/1/37                                       870,000       880,423
                                                                    -----------
                                                                      2,434,188
                                                                    -----------
Corporate Revenue Bonds - 11.64%
   Allegheny County, Pennsylvania Industrial
      Development Authority Revenue
      (Environmental Improvement)
      5.50% 11/1/16                                     1,000,000     1,038,630
   Alliance, Texas Airport Authority
      Special Facilities Revenue
      (Federal Express Corp. Project)
      6.375% 4/1/21 (AMT)                               2,000,000     2,049,299
   Cloquet, Minnesota Pollution Control Revenue
      (Potlatch Corp. Project) 5.90% 10/1/26              750,000       759,818
   De Soto Parish, Louisiana Environmental
      Improvement Revenue
      (International Paper Co. Project)
      Series A 6.35% 2/1/25 (AMT)                       1,650,000     1,760,600
   Gulf Coast, Texas Waste Disposal
      Authority Revenue
      (Valero Energy Corp. Project)
      6.65% 4/1/32 (AMT)                                1,000,000     1,082,300
   Phenix City, Alabama Industrial
      Development Board Environmental
      Improvement Revenue
      (Mead Westvaco Corp. Project)
      Series A 6.35% 5/15/35 (AMT)                        500,000       538,585
   Sugar Creek, Missouri Industrial
      Development Revenue
      (Lafarge North America Project)
      Series A 5.65% 6/1/37 (AMT)                         500,000       519,840

--------------------------------------------------------------------------------
                                Delaware National High-Yield Municipal Bond Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                       Principal       Market
                                                         Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Corporate Revenue Bonds (continued)
   Sweetwater County, Wyoming Solid
      Waste Disposal Revenue
      (FMC Corp. Project)
      5.60% 12/1/35 (AMT)                             $ 1,000,000   $ 1,033,700
   Toledo, Lucas County, Ohio Port
      Development Revenue Authority
      (Toledo Express Airport Project)
      6.375% 11/15/32 Series C (AMT)                    1,000,000     1,073,530
                                                                    -----------
                                                                      9,856,302
                                                                    -----------
Dedicated Tax & Fees Revenue Bonds - 4.07%
   Chicago, Illinois Tax Increment Subordinate
      (Central Loop Redevelopment Project)
      Series A 6.50% 12/1/08                            1,000,000     1,061,000
   Las Vegas, Nevada Local Improvement
      Special District #808
      (Summerlin Area Project)
      6.75% 6/1/21                                        990,000     1,026,155
   New Jersey Economic Development Authority
      (Cigarette Tax) 5.75% 6/15/34                     1,000,000     1,063,960
   Prescott Valley, Arizona Improvement
      District Special Assessment
      (Sewer Collection System Roadway Repair)
      7.90% 1/1/12                                        290,000       299,271
                                                                    -----------
                                                                      3,450,386
                                                                    -----------
Escrowed to Maturity Bonds - 0.47%
   Illinois State Development Finance Authority
      (Harrisburg Medical Center Project)
      7.00% 3/1/06                                        400,000       400,120
                                                                    -----------
                                                                        400,120
                                                                    -----------
Higher Education Revenue Bonds - 14.24%
   Berks County, Pennsylvania Municipal
      Authority College
      (Albright College Project)
      5.375% 10/1/28                                      700,000       726,537
   Chattanooga, Tennessee Health
      Educational & Housing Facilities
      Board Revenue (CDFI Phase I, LLC Project)
      Subordinate Series B 6.00% 10/1/35                1,000,000     1,032,680
   Illinois Educational Facilities Authority
      Student Housing Revenue
      (Educational Advancement Fund-
      University Center Project) 6.25% 5/1/30           1,000,000     1,093,890
   Maine Finance Authority Education Revenue
      (Waynflete School Project)
      6.40% 8/1/19                                      1,000,000     1,068,390
   Maryland State Economic Development
      Corporation, Student Housing Revenue
      (University of Maryland
      College Park Project)
      5.625% 6/1/35                                     1,000,000     1,050,600
   Massachusetts State Development
      Finance Agency Revenue
      (Massachusetts College of
      Pharmacy Project)
      Series C 5.75% 7/1/33                             1,000,000     1,066,020

                                                       Principal       Market
                                                         Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Higher Education Revenue Bonds (continued)
   Massachusetts State Health & Educational
      Facilities Authority Revenue
      (Nichols College Project) Series C
      6.125% 10/1/29                                  $ 1,000,000   $ 1,059,540
   Milledgeville-Baldwin County,
      Georgia Development Authority Revenue
      (Georgia College & State University
      Foundation Project) 6.00% 9/1/33                  1,000,000     1,091,160
   Minnesota State Higher Education
      Facilities Authority Revenue
      (College of Art & Design Project)
      Series 5-D 6.75% 5/1/26                             500,000       541,990
   New Jersey State Educational
      Facilities Authority
      (Fairleigh Dickinson Project)
      Series C 5.50% 7/1/23                               750,000       798,150
   New Mexico Educational Assistance
      Foundation Student Loan
      Revenue 1st Subordinate
      Series A-2 6.65% 11/1/25 (AMT)                      985,000       998,967
   Scranton-Lackawanna, Pennsylvania
      Health & Welfare Authority
      First Mortgage Revenue
      (Lackawanna Junior College Project)
      5.75% 11/1/20                                     1,510,000     1,535,459
                                                                    -----------
                                                                     12,063,383
                                                                    -----------
Hospital Revenue Bonds - 19.74%
   California Statewide Community
      Development Authority Revenue
      Health Facilities (Adventist Health)
      Series A 5.00% 3/1/35                             1,500,000     1,534,395
   Coffee County, Georgia Hospital
      Authority Revenue
      (Coffee Regional Medical Center Project)
      5.00% 12/1/26                                       500,000       503,665
   Henrico County, Virginia Economic
      Development Authority Revenue
      (Bon Secours Health System Inc.)
      Series A 5.60% 11/15/30                           1,000,000     1,054,350
   Illinois Health Facilities Authority Revenue
      (Elmhurst Memorial Healthcare Project)
      5.625% 1/1/28                                     1,000,000     1,056,810
      (Midwest Physician Group
      Limited Project) 5.50% 11/15/19                      35,000        32,737
   Knox County, Tennessee Health
      Educational & Housing Facilities
      Board Hospital Revenue
      (East Tennessee Hospital Project)
      Series B 5.75% 7/1/33                             1,300,000     1,380,106
   Louisiana Public Facilities Authority Revenue
      (Ochsner Clinic Foundation Project)
      Series B 5.50% 5/15/32                            1,000,000     1,015,070
   Massachusetts State Health & Educational
      Facilities Authority Revenue
      (Jordan Hospital Project) Series E
      6.75% 10/1/33                                     1,000,000     1,099,760

--------------------------------------------------------------------------------
                                Delaware National High-Yield Municipal Bond Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                       Principal       Market
                                                         Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Hospital Revenue Bonds (continued)
   Montgomery County, Pennsylvania
      Higher Education & Health
      Authority Revenue
      (Catholic Health East)
      Series C 5.375% 11/15/34                        $ 1,000,000   $ 1,054,390
   Orange County, Florida Health
      Facilities Authority Revenue
      (Orlando Regional Healthcare)
      Series B 4.75% 11/15/36                           1,395,000     1,389,085
   Richland County, Ohio Hospital
      Facilities Revenue
      (Medcentral Health System Project)
      Series B 6.375% 11/15/30                          1,500,000     1,631,969
   Shakopee, Minnesota Health Care
      Facilities Revenue
      (St. Francis Regional Medical Center)
      5.25% 9/1/34                                        750,000       773,978
   South Dakota Health & Education
      Facilities Authority Revenue
      (Huron Regional Medical Center Project)
      7.00% 4/1/10                                        860,000       862,503
   St. Joseph County, Indiana Industrial
      Economic Development
      (Madison Center Project)
      5.50% 2/15/21                                     1,150,000     1,172,448
   St. Paul, Minnesota Housing &
      Redevelopment Authority
      Hospital Revenue
      (Healtheast Project)
      6.00% 11/15/35                                    1,000,000     1,083,810
   Yavapai County, Arizona Industrial
      Development Authority Hospital Revenue
      (Yavapai Medical Center Project)
      Series A 6.00% 8/1/33                             1,000,000     1,077,730
                                                                    -----------
                                                                     16,722,806
                                                                    -----------

Investor Owned Utilities Revenue Bonds - 4.82%
   Brazos, Texas River Authority
      Pollution Control Revenue
      (TXU Energy Co. Project)
      Series B 6.30% 7/1/32 (AMT)                       1,000,000     1,068,920
   Forsyth, Montana Pollution Control Revenue
      (Portland General Project)
      Series A 5.20% 5/1/33                             1,000,000     1,031,260
   Mississippi Business Finance Corporation
      Pollution Control Revenue
      (System Energy Resources, Inc. Project)
      5.90% 5/1/22                                        900,000       912,024
   Petersburg, Indiana Pollution Control Revenue
      (Indianapolis Power & Light Co. Project)
      6.375% 11/1/29 (AMT)                              1,000,000     1,066,240
                                                                    -----------
                                                                      4,078,444
                                                                    -----------

                                                       Principal       Market
                                                         Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Municipal Lease Revenue Bonds - 4.38%
   Dauphin County, Pennsylvania
      General Authority
      (Riverfront Office & Parking Project)
      Series A 5.75% 1/1/10                           $ 1,875,000   $ 1,868,775
   Missouri State Development Finance Board
      Infrastructure Facilities Revenue
      (Branson Landing Project) Series A
      5.50% 12/1/24                                       720,000       765,626
   New York City, New York Industrial
      Development Agency Revenue
      (Terminal One Group Association)
      5.50% 1/1/24 (AMT)                                1,000,000     1,075,040
                                                                    -----------
                                                                      3,709,441
                                                                    -----------

-/-Pre-Refunded Bonds - 8.18%
   Golden State, California Tobacco
      Securitization Corporation Settlement
      Revenue Series B 5.50% 6/1/43-13                  1,500,000     1,664,160
   Illinois State Development Finance Authority
      (Harrisburg Medical Center Project)
      7.20% 3/1/07-06
      7.20% 3/1/08-06                                     800,000       800,000
   Mississippi Development Bank
      Special Obligation
      (Madison County Hospital Project)
      6.40% 7/1/29-09                                   1,585,000     1,749,745
   New Hampshire Higher Education &
      Health Facilities Authority
      (Brewster Academy Project)
      6.75% 6/1/25-06                                   1,000,000     1,027,460
   Savannah, Georgia Economic
      Development Authority Revenue
      (College of Art & Design Project)
      6.50% 10/1/13-09                                  1,000,000     1,108,170
   Volusia County, Florida Industrial
      Development Authority
      Mortgage Revenue (Bishops Glen
      Retirement Health Facilities Project)
      7.50% 11/1/16-06                                    555,000       579,609
                                                                    -----------
                                                                      6,929,144
                                                                    -----------

Tax Increment/Special Assessment Bonds - 5.92%
   Chicago, Illinois Tax Increment Allocation
      (Chatham Ridge Redevelopment Project)
      5.95% 12/15/12                                      750,000       795,668
   Lowry, Colorado Economic Redevelopment
      Authority Revenue Series A
      (Private Placement) 7.30% 12/1/10                   390,000       406,887
   Midtown Miami, Florida Community
      Development District Special
      Assessment Revenue
      (Infrastructure Project)
      Series B 6.50% 5/1/37                             1,000,000     1,087,320

--------------------------------------------------------------------------------
                                Delaware National High-Yield Municipal Bond Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                       Principal       Market
                                                         Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Tax Increment/Special Assessment Bonds (continued)
   Richmond Heights, Missouri Tax
      Increment & Transaction Sales
      Tax Revenue Refunding & Improvement
      (Francis Place Redevelopment Project)
      5.625% 11/1/25                                  $ 1,200,000   $ 1,217,376
   St. Joseph, Missouri Industrial
      Development Authority Tax
      Increment Revenue
      (Shoppes at North Village Project)
      Series A 5.375% 11/1/24                           1,000,000     1,005,430
      Series A 5.50% 11/1/27                              500,000       503,900
                                                                    -----------
                                                                      5,016,581
                                                                    -----------

Total Municipal Bonds (cost $77,752,628)                             81,464,955
                                                                    ===========

Total Market Value of Securities - 96.18%
   (cost $77,752,628)                                                81,464,955
Receivables and Other Assets
   Net of Liabilities - 3.82%                                         3,237,201
                                                                    -----------
Net Assets Applicable to 8,249,600 Shares
   Outstanding - 100.00%                                            $84,702,156
                                                                    ===========
Net Asset Value - Delaware National High-Yield
   Municipal Bond Fund
   Class A ($67,389,746 / 6,567,201 Shares)                         $     10.26
                                                                    -----------

Net Asset Value - Delaware National High-Yield
   Municipal Bond Fund
   Class B ($11,764,922 / 1,143,822 Shares)                         $     10.29
                                                                    -----------

Net Asset Value - Delaware National High-Yield
   Municipal Bond Fund
   Class C ($5,547,488 / 538,577 Shares)                            $     10.30
                                                                    -----------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Components of Net Assets at February 28, 2006:
Shares of beneficial interest
   (unlimited authorization - no par)                               $87,593,294
Distributions in excess of net investment income                         (4,104)
Accumulated net realized loss on investments                         (6,599,361)
Net unrealized appreciation of investments                            3,712,327
                                                                    -----------
Total net assets                                                    $84,702,156
                                                                    ===========

AMT - Subject to Alternative Minimum Tax
CDFI - Community Development Financial Institutions

-/- Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 7 in "Notes to Financial Statements".

++    Non-income producing security. Security is currently in default.

Net Asset Value and Offering Price per Share -
   Delaware National High-Yield Municipal Bond Fund
Net asset value Class A (A)                                         $     10.26
Sales charge (4.50% of offering price) (B)                                 0.48
                                                                    -----------
Offering price                                                           $10.74
                                                                    ===========

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)   See the current prospectus for purchases of $100,000 or more.

See accompanying notes

--------------------------------------------------------------------------------
                                                Delaware National Tax-Free Funds
Statements                                      February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF ASSETS AND LIABILITIES

                                                             Delaware        Delaware          Delaware             Delaware
                                                             Tax-Free        Tax-Free        Tax-Free USA     National High-Yield
                                                             USA Fund      Insured Fund   Intermediate Fund   Municipal Bond Fund
Assets:
   Investments at market                                  $  504,553,948   $ 58,049,647     $ 179,786,591         $ 81,464,955
   Cash                                                          533,620      3,243,429         7,145,101            2,136,972
   Subscriptions receivable                                      434,591         42,960         2,021,792               34,362
   Receivable for securities sold                                     --             --                --            2,047,360
   Interest receivable                                         5,696,754        662,508         2,213,763            1,227,688
   Due from DMC                                                   32,830          3,372            21,818               17,940
                                                          --------------   ------------     -------------         ------------
   Total assets                                              511,251,743     62,001,916       191,189,065           86,929,277
                                                          --------------   ------------     -------------         ------------

Liabilities:
   Payable for securities purchased                            5,120,950      3,024,190         4,857,733            2,036,920
   Liquidations payable                                          499,966        414,897           522,132               26,699
   Distributions payable                                         330,389         34,414            97,419               62,933
   Due to managers and affiliates                                397,411         48,875           165,663               74,929
   Other accrued expenses                                         47,040         12,033             9,268               25,640
                                                          --------------   ------------     -------------         ------------
   Total liabilities                                           6,395,756      3,534,409         5,652,215            2,227,121
                                                          --------------   ------------     -------------         ------------

Total net assets                                          $  504,855,987   $ 58,467,507     $ 185,536,850         $ 84,702,156
                                                          ==============   ============     =============         ============

Investments at cost                                       $   47,828,411   $ 55,152,609     $ 175,417,788         $ 77,752,628
                                                          ==============   ============     =============         ============

See accompanying notes

--------------------------------------------------------------------------------
                                  Delaware National Tax-Free Funds
Statements                        Six Months Ended February 28, 2005 (Unaudited)
--------------------------------------------------------------------------------
   OF OPERATIONS

                                                             Delaware        Delaware          Delaware             Delaware
                                                             Tax-Free        Tax-Free        Tax-Free USA     National High-Yield
                                                             USA Fund      Insured Fund   Intermediate Fund   Municipal Bond Fund
Investment Income:
   Interest                                               $   11,744,806   $  1,396,414     $   3,506,540         $  2,320,640
                                                          --------------   ------------     -------------         ------------

Expenses:
   Management fees                                             1,318,924        147,809           406,995              229,026
   Distribution expenses -- Class A                              627,796         68,730           199,803               82,344
   Distribution expenses -- Class B                               74,179         29,414            13,705               60,798
   Distribution expenses -- Class C                               30,960         14,034           129,669               26,063
   Dividend disbursing and transfer agent fees and
     expenses                                                    157,754         17,835           116,512               29,671
   Accounting and administration expenses                         95,949         11,824            29,559               16,656
   Custodian fees                                                  6,108            805             2,264                2,406
   Legal and professional fees                                    39,170          9,302            16,091               10,968
   Registration fees                                              28,750         17,813            20,500               19,036
   Reports and statements to shareholders                         26,557          4,160            10,734                6,972
   Trustees' fees                                                 13,651          1,685             4,738                2,389
   Insurance fees                                                  5,624            630             1,990                  979
   Pricing fees                                                    1,819            714             2,110                1,184
   Taxes (other than taxes on income)                                891            110               307                  261
   Other                                                           3,311          1,930             3,077                2,257
                                                          --------------   ------------     -------------         ------------
                                                               2,431,443        326,795           958,054              491,010
   Less expenses absorbed or waived                             (209,805)       (16,222)         (126,236)             (49,431)
   Less waived distribution expenses - Class A                  (100,566)       (10,965)          (99,902)                  --
   Less expense paid indirectly                                   (2,416)          (304)           (1,129)              (1,742)
                                                          --------------   ------------     -------------         ------------
   Total operating expenses                                    2,118,656        299,304           730,787              439,837
                                                          --------------   ------------     -------------         ------------
Net Investment Income                                          9,626,150      1,097,110         2,775,753            1,880,803
                                                          --------------   ------------     -------------         ------------

Net Realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments                     3,281,753        358,210          (111,783)            (695,014)
   Net change in unrealized appreciation/depreciation
      of investments                                         (10,568,029)    (1,214,691)       (1,353,760)            (264,426)
                                                          --------------   ------------     -------------         ------------
Net Realized and Unrealized Loss on Investments               (7,286,276)      (856,481)       (1,465,543)            (959,440)
                                                          --------------   ------------     -------------         ------------

Net Increase in Net Assets Resulting from Operations      $    2,339,874   $    240,629     $   1,310,210         $    921,363
                                                          ==============   ============     =============         ============

See accompanying notes

--------------------------------------------------------------------------------
                                                Delaware National Tax-Free Funds
Statements
--------------------------------------------------------------------------------
   OF CHANGES IN NET ASSETS

                                                                             Delaware Tax-Free               Delaware Tax-Free
                                                                                  USA Fund                     Insured Fund

                                                                         Six Months         Year         Six Months        Year
                                                                            Ended          Ended           Ended           Ended
                                                                           2/28/06        8/31/05         2/28/06         8/31/05
                                                                        (Unaudited)                     (Unaudited)
Increase (Decrease) in Net Assets from Operations:
   Net investment income                                               $   9,626,150   $  20,913,234   $   1,097,110   $  2,327,135
   Net realized gain on investments                                        3,281,753       2,541,488         358,210        837,585
   Net change in unrealized appreciation/depreciation of investments     (10,568,029)      9,862,168      (1,214,691)       173,220
                                                                       -------------   -------------   -------------   ------------
   Net increase in net assets resulting from operations                    2,339,874      33,316,890         240,629      3,337,940
                                                                       -------------   -------------   -------------   ------------

Dividends and Distributions to Shareholders from:
   Net investment income:
      Class A                                                             (9,281,269)    (20,004,240)       (964,477)    (2,060,704)
      Class B                                                               (243,499)       (694,792)        (89,791)      (194,934)
      Class C                                                               (101,492)       (214,202)        (42,830)       (71,497)

   Net realized gain on investments:
      Class A                                                                     --              --        (807,403)      (105,930)
      Class B                                                                     --              --         (95,366)       (13,185)
      Class C                                                                     --              --         (45,476)        (4,364)
                                                                       -------------   -------------   -------------   ------------
                                                                          (9,626,260)    (20,913,234)     (2,045,343)    (2,450,614)
                                                                       -------------   -------------   -------------   ------------

Capital Share Transactions:
   Proceeds from shares sold:
      Class A                                                             56,034,774      24,251,474       1,236,714      2,659,855
      Class B                                                                727,432         705,667          62,007        184,583
      Class C                                                              1,511,627       1,035,529         252,125      1,194,109

   Net asset value of shares issued upon reinvestment of dividends and distributions:
      Class A                                                              5,171,921      10,723,495       1,162,074      1,219,344
      Class B                                                                151,096         392,819         110,336        117,102
      Class C                                                                 81,377         170,783          51,480         35,327
                                                                       -------------   -------------   -------------   ------------
                                                                          63,678,227      37,279,767       2,874,736      5,410,320
                                                                       -------------   -------------   -------------   ------------
   Cost of shares repurchased:
      Class A                                                            (24,794,905)    (48,950,197)     (3,241,596)    (6,731,009)
      Class B                                                             (2,623,676)     (7,473,113)       (260,365)      (977,643)
      Class C                                                               (568,979)     (1,180,661)       (495,452)      (309,488)
                                                                       -------------   -------------   -------------   ------------
                                                                         (27,987,560)    (57,603,971)     (3,997,413)    (8,018,140)
                                                                       -------------   -------------   -------------   ------------
Increase (decrease) in net assets derived from capital share
   transactions                                                           35,690,667     (20,324,204)     (1,122,677)    (2,607,820)
                                                                       -------------   -------------   -------------   ------------
Net Increase (Decrease) in Net Assets                                     28,404,281      (7,920,548)     (2,927,391)    (1,720,494)

Net Assets:
   Beginning of period                                                   476,451,707     484,372,255      61,394,898     63,115,392
                                                                       -------------   -------------   -------------   ------------
   End of period                                                       $ 504,855,988   $ 476,451,707   $  58,467,507   $ 61,394,898
                                                                       =============   =============   =============   ============

   Distributions in excess of net investment income                    $     (12,181)  $     (12,071)  $      (1,778)  $     (1,790)
                                                                       =============   =============   =============   ============

See accompanying notes

--------------------------------------------------------------------------------
                                                Delaware National Tax-Free Funds
Statements
--------------------------------------------------------------------------------
   OF CHANGES IN NET ASSETS (CONTINUED)

                                                                             Delaware Tax-Free         Delaware National High-Yield
                                                                           USA Intermediate Fund            Municipal Bond Fund

                                                                         Six Months         Year         Six Months        Year
                                                                            Ended          Ended           Ended           Ended
                                                                           2/28/06        8/31/05         2/28/06         8/31/05
                                                                        (Unaudited)                     (Unaudited)
Increase (Decrease) in Net Assets from Operations:
   Net investment income                                               $   2,775,753   $   4,020,053   $   1,880,803   $  3,803,398
   Net realized gain (loss) on investments                                  (111,783)        216,425        (695,014)       (20,934)
   Net change in unrealized appreciation/depreciation of investments      (1,353,760)      2,305,659        (264,426)     2,945,238
                                                                       -------------   -------------   -------------   ------------
   Net increase in net assets resulting from operations                    1,310,210       6,542,137         921,363      6,727,702
                                                                       -------------   -------------   -------------   ------------

Dividends and Distributions to Shareholders from:
   Net investment income:
      Class A                                                             (2,384,113)     (3,353,356)     (1,540,407)    (3,012,354)
      Class B                                                                (37,468)        (95,959)       (237,959)      (584,141)
      Class C                                                               (354,172)       (570,738)       (101,874)      (212,515)
                                                                       -------------   -------------   -------------   ------------
                                                                          (2,775,753)     (4,020,053)     (1,880,240)    (3,809,010)
                                                                       -------------   -------------   -------------   ------------
Capital Share Transactions:
   Proceeds from shares sold:
      Class A                                                             48,187,560      60,268,006       4,313,283     11,865,636
      Class B                                                                310,732         329,988         496,191        533,475
      Class C                                                              4,650,553       8,118,530         777,336      1,761,862

   Net asset value of shares issued upon reinvestment of dividends and distributions:
      Class A                                                              1,749,233       2,392,786         979,897      1,690,051
      Class B                                                                 29,738          68,135         114,240        270,527
      Class C                                                                203,983         276,166          62,085        137,144
                                                                       -------------   -------------   -------------   ------------
                                                                          55,131,799      71,453,611       6,743,032     16,258,695
                                                                       -------------   -------------   -------------   ------------

   Cost of shares repurchased:
      Class A                                                            (13,751,994)    (21,868,344)     (3,604,626)    (6,019,664)
      Class B                                                               (884,580)     (1,002,815)     (1,742,619)    (2,802,575)
      Class C                                                             (2,094,176)     (2,895,030)       (465,536)    (1,654,712)
                                                                       -------------   -------------   -------------   ------------
                                                                         (16,730,750)    (25,766,189)     (5,812,781)   (10,476,951)
                                                                       -------------   -------------   -------------   ------------
Increase in net assets derived from capital share transactions            38,401,049      45,687,422         930,251      5,781,744
                                                                       -------------   -------------   -------------   ------------
Net Increase (Decrease) in Net Assets                                     36,935,506      48,209,506         (28,626)     8,700,436

Net Assets:
   Beginning of period                                                   148,601,344     100,391,838      84,730,782     76,030,346
                                                                       -------------   -------------   -------------   ------------
   End of period                                                       $ 185,536,850   $ 148,601,344   $  84,702,156   $ 84,730,782
                                                                       =============   =============   =============   ============

   Distributions in excess of net investment income                    $          --   $          --   $      (4,104)  $     (4,104)
                                                                       =============   =============   =============   ============

See accompanying notes

Financial
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                            Delaware Tax-Free USA Fund Class A
---------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                           Ended                              Year Ended
                                                         2/28/06(1)    8/31/05     8/31/04      8/31/03    8/31/02(2)    8/31/01
                                                        (Unaudited)
Net asset value, beginning of period                    $    11.760   $  11.460   $  11.170   $   11.280   $   11.320   $  10.830

Income (loss) from investment operations:
Net investment income                                         0.232       0.512       0.538        0.537        0.566       0.582
Net realized and unrealized gain (loss) on investments       (0.190)      0.300       0.290       (0.110)      (0.040)      0.490
                                                        -----------   ---------   ---------   ----------   ----------   ---------
Total from investment operations                              0.042       0.812       0.828        0.427        0.526       1.072
                                                        -----------   ---------   ---------   ----------   ----------   ---------

Less dividends and distributions from:
Net investment income                                        (0.232)     (0.512)     (0.538)      (0.537)      (0.566)     (0.582)
                                                        -----------   ---------   ---------   ----------   ----------   ---------
Total dividends and distributions                            (0.232)     (0.512)     (0.538)      (0.537)      (0.566)     (0.582)
                                                        -----------   ---------   ---------   ----------   ----------   ---------

Net asset value, end of period                          $    11.570   $  11.760   $  11.460   $   11.170   $   11.280   $  11.320
                                                        ===========   =========   =========   ==========   ==========   =========

Total return(3)                                                0.38%       7.23%       7.54%        3.84%        4.85%      10.19%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                 $   483,467   $ 453,982   $ 456,192   $  460,917   $  495,731   $ 495,597
Ratio of expenses to average net assets                        0.85%       0.86%       0.87%        0.87%        0.87%       0.88%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly             0.98%       0.98%       0.93%        0.97%        0.98%       0.89%
Ratio of net investment income to average net assets           4.05%       4.43%       4.72%        4.74%        5.08%       5.29%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly                                                  3.92%       4.31%       4.66%        4.64%        4.97%       5.28%
Portfolio turnover                                               54%         47%         32%          96%          99%        103%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was a decrease in net investment income per share of $0.001, an increase in net realized and unrealized gain (loss) per share of $0.001, and a decrease in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                            Delaware Tax-Free USA Fund Class B
---------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                           Ended                              Year Ended
                                                         2/28/06(1)    8/31/05     8/31/04      8/31/03    8/31/02(2)    8/31/01
                                                        (Unaudited)
Net asset value, beginning of period                    $    11.760   $  11.460   $  11.170   $   11.280   $   11.320   $  10.830

Income (loss) from investment operations:
Net investment income                                         0.188       0.423       0.449        0.449        0.479       0.494
Net realized and unrealized gain (loss) on investments       (0.190)      0.300       0.290       (0.110)      (0.040)      0.490
                                                        -----------   ---------   ---------   ----------   ----------   ---------
Total from investment operations                             (0.002)      0.723       0.739        0.339        0.439       0.984
                                                        -----------   ---------   ---------   ----------   ----------   ---------

Less dividends and distributions from:
Net investment income                                        (0.188)     (0.423)     (0.449)      (0.449)      (0.479)     (0.494)
                                                        -----------   ---------   ---------   ----------   ----------   ---------
Total dividends and distributions                            (0.188)     (0.423)     (0.449)      (0.449)      (0.479)     (0.494)
                                                        -----------   ---------   ---------   ----------   ----------   ---------

Net asset value, end of period                          $    11.570   $  11.760   $  11.460   $   11.170   $   11.280   $  11.320
                                                        ===========   =========   =========   ==========   ==========   =========

Total return(3)                                                0.00%       6.42%       6.71%        3.03%        4.04%       9.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                 $    14,491   $  16,507   $  22,396   $   31,052   $   37,448   $  39,317
Ratio of expenses to average net assets                        1.62%       1.63%       1.65%        1.65%        1.65%       1.68%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly             1.71%       1.71%       1.71%        1.75%        1.76%       1.69%
Ratio of net investment income to average net assets           3.28%       3.66%       3.94%        3.96%        4.30%       4.49%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly                                                  3.19%       3.58%       3.88%        3.86%        4.19%       4.48%
Portfolio turnover                                               54%         47%         32%          96%          99%        103%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of this change the year ended August 31, 2002 was a decrease in net investment income per share of $0.001, an increase in net realized and unrealized gain (loss) per share of $0.001, and a decrease in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                            Delaware Tax-Free USA Fund Class C
---------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                           Ended                              Year Ended
                                                         2/28/06(1)    8/31/05     8/31/04      8/31/03    8/31/02(2)    8/31/01
                                                        (Unaudited)
Net asset value, beginning of period                    $    11.760   $  11.460   $  11.170   $   11.280   $   11.320   $  10.830

Income (loss) from investment operations:
Net investment income                                         0.188       0.423       0.449        0.449        0.479       0.494
Net realized and unrealized gain (loss) on
   investments                                               (0.190)      0.300       0.290       (0.110)      (0.040)      0.490
                                                        -----------   ---------   ---------   ----------   ----------   ---------
Total from investment operations                             (0.002)      0.723       0.739        0.339        0.439       0.984
                                                        -----------   ---------   ---------   ----------   ----------   ---------

Less dividends and distributions from:
Net investment income                                        (0.188)     (0.423)     (0.449)      (0.449)      (0.479)     (0.494)
                                                        -----------   ---------   ---------   ----------   ----------   ---------
Total dividends and distributions                            (0.188)     (0.423)     (0.449)      (0.449)      (0.479)     (0.494)
                                                        -----------   ---------   ---------   ----------   ----------   ---------

Net asset value, end of period                          $    11.570   $  11.760   $  11.460   $   11.170   $   11.280   $  11.320
                                                        ===========   =========   =========   ==========   ==========   =========

Total return(3)                                                0.00%       6.42%       6.71%        3.03%        4.04%       9.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                 $     6,898   $   5,963   $   5,784   $    5,508   $    5,979   $   6,457
Ratio of expenses to average net assets                        1.62%       1.63%       1.65%        1.65%        1.65%       1.68%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly             1.71%       1.71%       1.71%        1.75%        1.76%       1.69%
Ratio of net investment income to average net assets           3.28%       3.66%       3.94%        3.96%        4.30%       4.49%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly                                                  3.19%       3.58%       3.88%        3.86%        4.19%       4.48%
Portfolio turnover                                               54%         47%         32%          96%          99%        103%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of this change the year ended August 31, 2002 was a decrease in net investment income per share of $0.001, an increase in net realized and unrealized gain (loss) per share of $0.001, and a decrease in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                          Delaware Tax-Free Insured Fund Class A
---------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                           Ended                              Year Ended
                                                         2/28/06(1)    8/31/05     8/31/04      8/31/03      8/31/02     8/31/01
                                                        (Unaudited)
Net asset value, beginning of period                    $    11.280   $  11.110   $  10.880   $   11.020   $   10.950   $  10.390

Income (loss) from investment operations:
Net investment income                                         0.209       0.432       0.471        0.473        0.487       0.483
Net realized and unrealized gain (loss) on investments       (0.164)      0.192       0.230       (0.140)       0.070       0.560
                                                        -----------   ---------   ---------   ----------   ----------   ---------
Total from investment operations                              0.045       0.624       0.701        0.333        0.557       1.043
                                                        -----------   ---------   ---------   ----------   ----------   ---------

Less dividends and distributions from:
Net investment income                                        (0.209)     (0.432)     (0.471)      (0.473)      (0.487)     (0.483)
Net realized gain on investments                             (0.176)     (0.022)         --           --           --          --
                                                        -----------   ---------   ---------   ----------   ----------   ---------
Total dividends and distributions                            (0.385)     (0.454)     (0.471)      (0.473)      (0.487)     (0.483)
                                                        -----------   ---------   ---------   ----------   ----------   ---------

Net asset value, end of period                          $    10.940   $  11.280   $  11.110   $   10.880   $   11.020   $  10.950
                                                        ===========   =========   =========   ==========   ==========   =========

Total return(2)                                                0.44%       5.73%       6.55%        3.02%        5.27%      10.30%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                 $    49,915   $  52,291   $  54,384   $   57,630   $   60,365   $  62,397
Ratio of expenses to average net assets                        0.90%       0.90%       0.93%        0.92%        0.92%       1.02%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly             0.99%       0.99%       0.93%        0.92%        0.92%       1.02%
Ratio of net investment income to average net assets           3.82%       3.87%       4.26%        4.25%        4.51%       4.58%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly                                                  3.73%       3.78%       4.26%        4.25%        4.51%       4.58%
Portfolio turnover                                               21%         28%         54%         109%         136%        113%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) Ratio for the period ended February 28, 2006, including fees paid indirectly in accordance with Securities an Exchange Commission rules was 0.93%.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                          Delaware Tax-Free Insured Fund Class B
---------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                           Ended                              Year Ended
                                                         2/28/06(1)    8/31/05     8/31/04      8/31/03      8/31/02     8/31/01
                                                        (Unaudited)
Net asset value, beginning of period                    $    11.280   $  11.110   $  10.880   $   11.020   $   10.950   $  10.390

Income (loss) from investment operations:
Net investment income                                         0.167       0.346       0.385        0.386        0.403       0.399
Net realized and unrealized gain (loss) on investments       (0.164)      0.192       0.230       (0.140)       0.070       0.560
                                                        -----------   ---------   ---------   ----------   ----------   ---------
Total from investment operations                              0.003       0.538       0.615        0.246        0.473       0.959
                                                        -----------   ---------   ---------   ----------   ----------   ---------

Less dividends and distributions from:
Net investment income                                        (0.167)     (0.346)     (0.385)      (0.386)      (0.403)     (0.399)
Net realized gain on investments                             (0.176)     (0.022)         --           --           --          --
                                                        -----------   ---------   ---------   ----------   ----------   ---------
Total dividends and distributions                            (0.343)     (0.368)     (0.385)      (0.386)      (0.403)     (0.399)
                                                        -----------   ---------   ---------   ----------   ----------   ---------

Net asset value, end of period                          $    10.940   $  11.280   $  11.110   $   10.880   $   11.020   $  10.950
                                                        ===========   =========   =========   ==========   ==========   =========

Total return(2)                                                0.06%       4.92%       5.72%        2.22%        4.46%       9.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                 $     5,871   $   6,141   $   6,728   $    7,614   $    7,677   $   7,506
Ratio of expenses to average net assets                        1.67%       1.67%       1.71%        1.70%        1.70%       1.82%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly             1.72%       1.72%       1.71%        1.70%        1.70%       1.82%
Ratio of net investment income to average net assets           3.05%       3.10%       3.48%        3.47%        3.73%       3.78%
Ratio of net investment income to average net
   assets prior to expense limitation and expenses
   paid indirectly                                             3.00%       3.05%       3.48%        3.47%        3.73%       3.78%
Portfolio turnover                                               21%         28%         54%         109%         136%        113%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                          Delaware Tax-Free Insured Fund Class C
---------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                           Ended                              Year Ended
                                                         2/28/06(1)    8/31/05     8/31/04      8/31/03      8/31/02     8/31/01
                                                        (Unaudited)
Net asset value, beginning of period                    $    11.280   $  11.110   $  10.880   $   11.020   $   10.950   $  10.390

Income (loss) from investment operations:
Net investment income                                         0.167       0.346       0.385        0.386        0.403       0.399
Net realized and unrealized gain (loss) on investments       (0.154)      0.192       0.230       (0.140)       0.070       0.560
                                                        -----------   ---------   ---------   ----------   ----------   ---------
Total from investment operations                              0.013       0.538       0.615        0.246        0.473       0.959
                                                        -----------   ---------   ---------   ----------   ----------   ---------

Less dividends and distributions from:
Net investment income                                        (0.167)     (0.346)     (0.385)      (0.386)      (0.403)     (0.399)
Net realized gain on investments                             (0.176)     (0.022)         --           --           --          --
                                                        -----------   ---------   ---------   ----------   ----------   ---------
Total dividends and distributions                            (0.343)     (0.368)     (0.385)      (0.386)      (0.403)     (0.399)
                                                        -----------   ---------   ---------   ----------   ----------   ---------

Net asset value, end of period                          $    10.950   $  11.280   $  11.110   $   10.880   $   11.020   $  10.950
                                                        ===========   =========   =========   ==========   ==========   =========

Total return(2)                                                0.15%       4.92%       5.72%        2.22%        4.46%       9.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                 $     2,682   $   2,963   $   2,003   $    1,448   $    1,488   $   1,588
Ratio of expenses to average net assets                        1.67%       1.67%       1.71%        1.70%        1.70%       1.82%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly             1.72%       1.72%       1.71%        1.70%        1.70%       1.82%
Ratio of net investment income to average net assets           3.05%       3.10%       3.48%        3.47%        3.73%       3.78%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly                                                  3.00%       3.05%       3.48%        3.47%        3.73%       3.78%
Portfolio turnover                                               21%         28%         54%         109%         136%        113%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                                                       Delaware Tax-Free USA Intermediate Fund Class A
--------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                Ended                            Year Ended
                                                              2/28/06(1)    8/31/05     8/31/04   8/31/03     8/31/02    8/31/01
                                                             (Unaudited)
Net asset value, beginning of period                         $    11.610   $  11.390   $ 11.010   $ 11.020   $ 10.890   $ 10.360

Income (loss) from investment operations:
Net investment income                                              0.203       0.410      0.419      0.435      0.462      0.480
Net realized and unrealized gain (loss) on investments            (0.120)      0.220      0.380     (0.010)     0.130      0.530
                                                             -----------   ---------   --------   --------   --------   --------
Total from investment operations                                   0.083       0.630      0.799      0.425      0.592      1.010
                                                             -----------   ---------   --------   --------   --------   --------

Less dividends and distributions from:
Net investment income                                             (0.203)     (0.410)    (0.419)    (0.435)    (0.462)    (0.480)
                                                             -----------   ---------   --------   --------   --------   --------
Total dividends and distributions                                 (0.203)     (0.410)    (0.419)    (0.435)    (0.462)    (0.480)
                                                             -----------   ---------   --------   --------   --------   --------

Net asset value, end of period                               $    11.490   $  11.610   $ 11.390   $ 11.010   $ 11.020   $ 10.890
                                                             ===========   =========   ========   ========   ========   ========

Total return(2)                                                     0.73%       5.63%      7.36%      3.89%      5.63%     10.01%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $   155,286   $ 120,273   $ 77,448   $ 51,479   $ 26,075   $ 19,471
Ratio of expenses to average net assets(3)                          0.75%       0.79%      0.80%      0.80%      0.80%      0.80%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                           1.05%       1.11%      1.09%      1.15%      0.94%      1.06%
Ratio of net investment income to average net assets                3.56%       3.55%      3.70%      3.85%      4.28%      4.55%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly          3.26%       3.23%      3.41%      3.50%      4.14%      4.29%
Portfolio turnover                                                    39%         18%        27%       130%       195%       231%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) Ratio for the year ended August 31, 2004, including fees paid indirectly in accordance with Securities an Exchange Commission rules was 0.82%.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                                                       Delaware Tax-Free USA Intermediate Fund Class B
--------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                Ended                            Year Ended
                                                              2/28/06(1)    8/31/05     8/31/04   8/31/03     8/31/02    8/31/01
                                                             (Unaudited)
Net asset value, beginning of period                         $    11.610   $  11.380   $ 11.010   $ 11.020   $ 10.890   $ 10.360

Income (loss) from investment operations:
Net investment income                                              0.155       0.313      0.323      0.340      0.371      0.391
Net realized and unrealized gain (loss) on investments            (0.130)      0.230      0.370     (0.010)     0.130      0.530
                                                             -----------   ---------   --------   --------   --------   --------
Total from investment operations                                   0.025       0.543      0.693      0.330      0.501      0.921
                                                             -----------   ---------   --------   --------   --------   --------

Less dividends and distributions from:
Net investment income                                             (0.155)     (0.313)    (0.323)    (0.340)    (0.371)    (0.391)
                                                             -----------   ---------   --------   --------   --------   --------
Total dividends and distributions                                 (0.155)     (0.313)    (0.323)    (0.340)    (0.371)    (0.391)
                                                             -----------   ---------   --------   --------   --------   --------

Net asset value, end of period                               $    11.480   $  11.610   $ 11.380   $ 11.010   $ 11.020   $ 10.890
                                                             ===========   =========   ========   ========   ========   ========

Total return(2)                                                     0.22%       4.83%      6.36%      3.02%      4.74%      9.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $     2,625   $   3,203   $  3,743   $  4,538   $  3,384   $  2,366
Ratio of expenses to average net assets(3)                          1.60%       1.64%      1.65%      1.65%      1.65%      1.65%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                           1.75%       1.81%      1.79%      1.87%      1.79%      1.91%
Ratio of net investment income to average net assets                2.71%       2.70%      2.85%      3.00%      3.43%      3.70%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly          2.56%       2.53%      2.71%      2.78%      3.29%      3.44%
Portfolio turnover                                                    39%         18%        27%       130%       195%       231%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) Ratio for the year ended August 31, 2004 including fees paid indirectly in accordance with Securities an Exchange Commission rules was 1.67%.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                                                       Delaware Tax-Free USA Intermediate Fund Class C
--------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                Ended                            Year Ended
                                                              2/28/06(1)    8/31/05     8/31/04   8/31/03     8/31/02    8/31/01
                                                             (Unaudited)
Net asset value, beginning of period                         $    11.610   $  11.390   $ 11.010   $ 11.020   $ 10.890   $ 10.360

Income (loss) from investment operations:
Net investment income                                              0.155       0.313      0.323      0.340      0.371      0.391
Net realized and unrealized gain (loss) on investments            (0.120)      0.220      0.380     (0.010)     0.130      0.530
                                                             -----------   ---------   --------   --------   --------   --------
Total from investment operations                                   0.035       0.533      0.703      0.330      0.501      0.921
                                                             -----------   ---------   --------   --------   --------   --------

Less dividends and distributions from:
Net investment income                                             (0.155)     (0.313)    (0.323)    (0.340)    (0.371)    (0.391)
                                                             -----------   ---------   --------   --------   --------   --------
Total dividends and distributions                                 (0.155)     (0.313)    (0.323)    (0.340)    (0.371)    (0.391)
                                                             -----------   ---------   --------   --------   --------   --------

Net asset value, end of period                               $    11.490   $  11.610   $ 11.390   $ 11.010   $ 11.020   $ 10.890
                                                             ===========   =========   ========   ========   ========   ========

Total return(2)                                                     0.31%       4.74%      6.45%      3.02%      4.74%      9.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $    27,626   $  25,125   $ 19,201   $ 10,542   $  7,291   $  3,602
Ratio of expenses to average net assets(3)                          1.60%       1.64%      1.65%      1.65%      1.65%      1.65%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                           1.75%       1.81%      1.79%      1.87%      1.79%      1.91%
Ratio of net investment income to average net assets                2.71%       2.70%      2.85%      3.00%      3.43%      3.70%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly          2.56%       2.53%      2.71%      2.78%      3.29%      3.44%
Portfolio turnover                                                    39%         18%        27%       130%       195%       231%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) Ratio for the year ended August 31, 2004 including fees paid indirectly in accordance with Securities an Exchange Commission rules was 1.67%.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                                                   Delaware National High-Yield Municipal Bond Fund Class A
--------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                Ended                            Year Ended
                                                              2/28/06(1)    8/31/05     8/31/04   8/31/03     8/31/02(2) 8/31/01
                                                             (Unaudited)
Net asset value, beginning of period                         $    10.380   $  10.010   $  9.730   $  9.950   $ 10.240   $  9.950

Income (loss) from investment operations:
Net investment income                                              0.238       0.503      0.496      0.522      0.542      0.556
Net realized and unrealized gain (loss) on investments            (0.120)      0.371      0.280     (0.219)    (0.290)     0.293
                                                             -----------   ---------   --------   --------   --------   --------
Total from investment operations                                   0.118       0.874      0.776      0.303      0.252      0.849
                                                             -----------   ---------   --------   --------   --------   --------

Less dividends and distributions from:
Net investment income                                             (0.238)     (0.504)    (0.496)    (0.523)    (0.542)    (0.559)
                                                             -----------   ---------   --------   --------   --------   --------
Total dividends and distributions                                 (0.238)     (0.504)    (0.496)    (0.523)    (0.542)    (0.559)
                                                             -----------   ---------   --------   --------   --------   --------

Net asset value, end of period                               $    10.260   $  10.380   $ 10.010   $  9.730   $  9.950   $ 10.240
                                                             ===========   =========   ========   ========   ========   ========

Total return(3)                                                     1.16%       8.93%      8.13%      3.13%      2.59%      8.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $    67,390   $  66,451   $ 56,698   $ 59,829   $ 64,259   $ 76,018
Ratio of expenses to average net assets                             0.90%       0.93%      1.00%      0.99%      0.96%      0.97%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                           1.02%       1.01%      1.02%      1.05%      1.04%      0.97%
Ratio of net investment income to average net assets                4.67%       4.92%      5.00%      5.30%      5.42%      5.55%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly                4.55%       4.84%      4.98%      5.24%      5.34%      5.55%
Portfolio turnover                                                    74%         36%        46%        64%        53%        49%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was a increase in net investment income per share of $0.001, an decrease in net realized and unrealized gain (loss) per share of $0.001, and a increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                                                   Delaware National High-Yield Municipal Bond Fund Class B
--------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                Ended                            Year Ended
                                                              2/28/06(1)    8/31/05     8/31/04   8/31/03     8/31/02(2) 8/31/01
                                                             (Unaudited)
Net asset value, beginning of period                         $    10.400   $  10.030   $  9.760   $  9.980   $ 10.260   $  9.980

Income (loss) from investment operations:
Net investment income                                              0.199       0.426      0.421      0.448      0.467      0.480
Net realized and unrealized gain (loss) on investments            (0.110)      0.371      0.270     (0.219)    (0.281)     0.284
                                                             -----------   ---------   --------   --------   --------   --------
Total from investment operations                                   0.089       0.797      0.691      0.229      0.186      0.764
                                                             -----------   ---------   --------   --------   --------   --------

Less dividends and distributions from:
Net investment income                                             (0.199)     (0.427)    (0.421)    (0.449)    (0.466)    (0.484)
                                                             -----------   ---------   --------   --------   --------   --------
Total dividends and distributions                                 (0.199)     (0.427)    (0.421)    (0.449)    (0.466)    (0.484)
                                                             -----------   ---------   --------   --------   --------   --------

Net asset value, end of period                               $    10.290   $  10.400   $ 10.030   $  9.760   $  9.980   $ 10.260
                                                             ===========   =========   ========   ========   ========   ========

Total return(3)                                                     0.88%       8.10%      7.20%      2.36%      1.91%      7.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $    11,765   $  13,046   $ 14,534   $ 16,499   $ 20,021   $ 20,277
Ratio of expenses to average net assets                             1.65%       1.68%      1.75%      1.74%      1.71%      1.72%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                           1.77%       1.76%      1.77%      1.80%      1.79%      1.72%
Ratio of net investment income to average net assets                3.92%       4.17%      4.25%      4.55%      4.67%      4.80%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly                3.80%       4.09%      4.23%      4.49%      4.59%      4.80%
Portfolio turnover                                                    74%         36%        46%        64%        53%        49%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was a increase in net investment income per share of $0.001, an decrease in net realized and unrealized gain (loss) per share of $0.001, and a increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                                                   Delaware National High-Yield Municipal Bond Fund Class C
--------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                Ended                            Year Ended
                                                              2/28/06(1)    8/31/05     8/31/04   8/31/03     8/31/02(2) 8/31/01
                                                             (Unaudited)
Net asset value, beginning of period                         $    10.420   $  10.040   $  9.770   $  9.990   $ 10.270   $  9.990

Income (loss) from investment operations:
Net investment income                                              0.199       0.426      0.421      0.448      0.467      0.480
Net realized and unrealized gain (loss) on investments            (0.120)      0.381      0.270     (0.219)    (0.281)     0.284
                                                             -----------   ---------   --------   --------   --------   --------
Total from investment operations                                   0.079       0.807      0.691      0.229      0.186      0.764
                                                             -----------   ---------   --------   --------   --------   --------

Less dividends and distributions from:
Net investment income                                             (0.199)     (0.427)    (0.421)    (0.449)    (0.466)    (0.484)
                                                             -----------   ---------   --------   --------   --------   --------
Total dividends and distributions                                 (0.199)     (0.427)    (0.421)    (0.449)    (0.466)    (0.484)
                                                             -----------   ---------   --------   --------   --------   --------

Net asset value, end of period                               $    10.300   $  10.420   $ 10.040   $  9.770   $  9.990   $ 10.270
                                                             ===========   =========   ========   ========   ========   ========

Total return(3)                                                     0.78%       8.19%      7.19%      2.35%      1.92%      7.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $     5,547   $   5,234   $  4,798   $  5,318   $  6,405   $  7,187
Ratio of expenses to average net assets                             1.65%       1.68%      1.75%      1.74%      1.71%      1.72%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly                   1.77%       1.76%      1.77%      1.80%      1.79%      1.72%
Ratio of net investment income to average net assets                3.92%       4.17%      4.25%      4.55%      4.67%      4.80%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid
  indirectly                                                        3.80%       4.09%      4.23%      4.49%      4.59%      4.80%
Portfolio turnover                                                    74%         36%        46%        64%        53%        49%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was a increase in net investment income per share of $0.001, an decrease in net realized and unrealized gain (loss) per share of $0.001, and a increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

--------------------------------------------------------------------------------
                                                Delaware National Tax-Free Funds
Notes                                           February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS

Delaware Group Tax-Free Fund (the "Trust") is organized as a Delaware statutory trust and offers three series: Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers six series:
Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund (each referred to as a "Fund" or, collectively, as the "Funds"). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50% for Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund and Delaware National High-Yield Municipal Bond Fund, and up to 2.75% for Delaware Tax-Free USA Intermediate Fund. Class B shares of the Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, and Delaware National High-Yield Municipal Bond Fund are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held and will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class B shares of Delaware Tax-Free USA Intermediate Fund are sold with a contingent deferred sales charge that declines from 2% to zero depending upon the time the shares are held and will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal obligations as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

1.    Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Funds on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statements of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                               Delaware Tax-Free   Delaware Tax-Free     Delaware Tax-Free     Delaware National High-Yield
                                    USA Fund         Insured Fund      USA Intermediate Fund       Municipal Bond Fund
                               -----------------   -----------------   ---------------------   ----------------------------
On the first $500 million            0.550%              0.500%               0.500%                      0.550%
On the next $500 million             0.500%              0.475%               0.475%                      0.500%
On the next $1.5 billion             0.450%              0.450%               0.450%                      0.450%
In excess of $2.5 billion            0.425%              0.425%               0.425%                      0.425%

--------------------------------------------------------------------------------
                                                Delaware National Tax-Free Funds
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed specified percentages of average daily net assets through December 31, 2006 as shown below.

                               Delaware Tax-Free    Delaware Tax-Free      Delaware Tax-Free      Delaware National High-Yield
                                    USA Fund           Insured Fund      USA Intermediate Fund         Municipal Bond Fund
                               -----------------    -----------------    ---------------------    ----------------------------
                                     0.62%                0.67%                  0.60%                        0.65%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Each Fund pays DSC a monthly fee computed at the annual rate of 0.04% of each Fund's average daily net assets for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares for Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, and Delaware Tax-Free USA Intermediate Fund, 0.25% of the average daily net assets of the Class A shares for the Delaware National High-Yield Municipal Bond Fund, and 1.00% of the average daily net assets of the Class B and C shares for all Funds. The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for Delaware Tax-Free USA Fund's Class A shares and Delaware Tax-Free Insured Fund's Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of each Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30%, waived to 0.25%, of the average daily net assets representing shares that were acquired on or after June 1, 1992. The contractual 12b-1 fee waiver of 0.25% of average daily net assets is applied to the shares of each Fund that were acquired on or after June 1, 1992 in calculating the applicable 12b-1 fee rate. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above. DDLP has contracted to waive distribution and service fees through December 31, 2006 in order to prevent distribution and service fees of Class A from exceeding 0.25% of the average daily net assets for the Delaware Tax-Free USA Fund and Delaware Tax-Free Insured Fund and 0.15% of the average daily net assets for the Delaware Tax-Free USA Intermediate Fund.

At February 28, 2006, the Funds had liabilities payable to affiliates as follows:

                                        Delaware Tax-Free   Delaware Tax-Free     Delaware Tax-Free     Delaware National High-Yield
                                             USA Fund         Insured Fund      USA Intermediate Fund       Municipal Bond Fund
                                        -----------------   -----------------   ---------------------   ----------------------------
Investment management fees payable
  to DMC                                    $179,524             $19,160               $47,327                     $27,106
Dividend disbursing, transfer agent,
  accounting and administration
  fees and other expenses payable
  to DSC                                      89,609              11,358                55,064                      16,837
Distribution fees payable to DDLP             94,587              14,713                53,103                      24,146
Other expenses payable to DMC and
  affiliates*                                 33,691               3,643                10,169                       6,840

* DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal services expenses, including internal legal services provided to the Funds by DMC employees. For the six months ended February 28, 2006, each Fund was charged internal legal services provided by DMC as follows:

                                        Delaware Tax-Free   Delaware Tax-Free     Delaware Tax-Free     Delaware National High-Yield
                                             USA Fund         Insured Fund      USA Intermediate Fund       Municipal Bond Fund
                                        -----------------   -----------------   ---------------------   ----------------------------
                                             $17,779              $2,202                $6,107                     $3,111

For the six months ended February 28, 2006, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                                        Delaware Tax-Free   Delaware Tax-Free     Delaware Tax-Free     Delaware National High-Yield
                                             USA Fund         Insured Fund      USA Intermediate Fund        Municipal Bond Fund
                                        -----------------   -----------------   ---------------------   ----------------------------
                                             $14,201              $2,538               $11,222                      $7,930

For the six months ended February 28, 2006, DDLP received gross contingent deferred sales charge commissions on redemption of each Fund's Class A, Class B and Class C shares. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

                                        Delaware Tax-Free   Delaware Tax-Free     Delaware Tax-Free     Delaware National High-Yield
                                             USA Fund         Insured Fund      USA Intermediate Fund        Municipal Bond Fund
                                        -----------------   -----------------   ---------------------   ----------------------------
Class A                                      $  155             $   --               $    --                      $    --
Class B                                       6,731              1,424                 1,641                        5,716
Class C                                       1,583                 --                 1,294                           69

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trusts. These officers and trustees are paid no compensation by the Funds.

--------------------------------------------------------------------------------
                                                Delaware National Tax-Free Funds
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

3.    Investments

For the six months ended February 28, 2006, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                                        Delaware Tax-Free   Delaware Tax-Free     Delaware Tax-Free     Delaware National High-Yield
                                            USA Fund          Insured Fund      USA Intermediate Fund        Municipal Bond Fund
                                        -----------------   -----------------   ---------------------   ----------------------------
Purchases                                 $146,331,270          $5,780,385            $58,506,098                $30,657,825
Sales                                      122,201,112           8,900,694             29,403,413                 31,607,995

At February 28, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until the fiscal year end. At February 28, 2006, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

                                        Delaware Tax-Free   Delaware Tax-Free     Delaware Tax-Free     Delaware National High-Yield
                                            USA Fund          Insured Fund      USA Intermediate Fund        Municipal Bond Fund
                                        -----------------   -----------------   ---------------------   ----------------------------
Cost of investments                        $478,308,497        $55,152,609          $175,417,788                $ 77,791,215
Aggregate unrealized appreciation            27,464,626          2,904,240             4,558,626                   4,079,358
Aggregate unrealized depreciation            (1,219,175)            (7,202)             (189,823)                   (405,618)
                                           ------------        -----------          ------------                ------------
Net unrealized appreciation                $ 26,245,451        $ 2,897,038          $  4,368,803                $  3,673,740
                                           ============        ===========          ============                ============

4.    Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2006 and the year ended August 31, 2005 was as follows:

                                        Delaware Tax-Free   Delaware Tax-Free     Delaware Tax-Free     Delaware National High-Yield
                                            USA Fund          Insured Fund      USA Intermediate Fund        Municipal Bond Fund
                                        -----------------   -----------------   ---------------------   ----------------------------
Six Months Ended 2/28/06*
Tax-exempt income                          $ 9,626,260          $1,097,098            $ 2,775,753                $1,880,240
Ordinary Income                                     --              53,878                     --                        --
Long-term capital gain                              --             894,367                     --                        --
                                           -----------          ----------            -----------                ----------
Total                                      $ 9,626,260          $2,045,343            $ 2,775,753                $1,880,240
                                           ===========          ==========            ===========                ==========

Year Ended 8/31/05
Tax-exempt income                          $20,913,234          $2,327,135            $ 4,020,053                $3,809,010
Ordinary Income                                     --              33,676                     --                        --
Long-term capital gain                              --              89.803                     --                        --
                                           -----------          ----------            -----------                ----------
Total                                      $20,913,234          $2,450,614            $ 4,020,053                $3,809,010
                                           ===========          ==========            ===========                ==========

* Tax information for the six months ended February 28, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2006, the estimated components of net assets on a tax basis were as follows:

                                        Delaware Tax-Free   Delaware Tax-Free     Delaware Tax-Free     Delaware National High-Yield
                                            USA Fund          Insured Fund      USA Intermediate Fund        Municipal Bond Fund
                                        -----------------   -----------------   ---------------------   ----------------------------
Shares of beneficial interest             $483,617,831         $55,452,807           $181,640,252                $87,593,294
Undistributed ordinary income                       --                 850                     --                         --
Distributions in excess of
  tax-exempt income                            (12,181)             (1,778)                    --                     (4,104)
Six month period gain (loss)                 3,281,753                  --               (111,783)                    44,021
Post-October losses                                 --                  --                     --                   (777,244)
Capital loss Carryforwards                  (8,276,866)                 --               (360,422)                (5,827,551)
Undistributed long-term capital
  gains                                             --             118,590                     --                         --
Unrealized appreciation of
  investments                               26,245,451           2,897,038              4,368,803                  3,673,740
                                          ------------         -----------           ------------                -----------
Net assets                                $504,855,988         $58,467,507           $185,536,850                $84,702,156
                                          ============         ===========           ============                ===========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

--------------------------------------------------------------------------------
                                                Delaware National Tax-Free Funds
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

4.    Dividend and Distribution Information (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended February 28, 2006, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

                                         Delaware National High-Yield
                                             Municipal Bond Fund
                                         -----------------------------
   Undistributed net investment income              $(563)
   Accumulated net realized gain (loss)               563

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards outstanding at February 28, 2006 will expire as follows:

                                         Delaware Tax-Free     Delaware Tax-Free     Delaware National High-Yield
                                              USA Fund       USA Intermediate Fund       Municipal Bond Fund
                                         -----------------   ---------------------   ----------------------------
2008                                        $ 8,276,548            $ 63,767                  $   752,701
2009                                                318                  --                    3,025,716
2010                                                 --                  --                       70,671
2011                                                 --             290,864                      997,721
2012                                                 --               5,791                      980,742
                                            -----------            --------                  -----------
Total                                       $ 8,276,866            $360,422                  $ 5,827,551
                                            ===========            ========                  ===========

For the six months ended February 28, 2006, each Fund had capital gains (losses), which may reduce (increase) the capital loss carryforwards as follows:

                                         Delaware Tax-Free     Delaware Tax-Free     Delaware National High-Yield
                                              USA Fund       USA Intermediate Fund       Municipal Bond Fund
                                         -----------------   ---------------------   ----------------------------
                                             $ 3,281,753          $ (111,783)                  $ 44,021

5.    Capital Shares

Transactions in capital shares were as follows:

                                            Delaware Tax-Free      Delaware Tax-Free
                                                 USA Fund            Insured Fund
                                         ----------------------   --------------------
                                         Six Months     Year      Six Months    Year
                                            Ended       Ended       Ended      Ended
                                           2/28/06     8/31/05     2/28/06    8/31/05
Shares sold:
   Class A                                4,884,841   2,090,513     112,812    237,100
   Class B                                   63,327      60,705       5,626     16,473
   Class C                                  131,144      89,160      23,077    106,968

Shares issued upon reinvestment
   of dividends and distributions:
   Class A                                  447,978     923,604     106,378    109,000
   Class B                                   13,086      33,850      10,105     10,470
   Class C                                    7,049      14,713       4,715      3,158
                                         ----------  ----------   ---------   --------
                                          5,547,425   3,212,545     262,713    483,169
                                         ----------  ----------   ---------   --------
Shares repurchased:
   Class A                               (2,152,811) (4,224,229)   (295,046)  (602,318)
   Class B                                 (227,630)   (645,620)    (23,811)   (87,777)
   Class C                                  (49,179)   (101,597)    (45,415)   (27,732)
                                         ----------  ----------   ---------   --------
                                         (2,429,620) (4,971,446)   (364,272)  (717,827)
                                         ----------  ----------   ---------   --------
Net increase (decrease)                   3,117,805  (1,758,901)   (101,559)  (234,658)
                                         ==========  ==========   =========   ========

--------------------------------------------------------------------------------
                                                Delaware National Tax-Free Funds
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

5.    Capital Shares (continued)

                                            Delaware Tax-Free     Delaware National High-Yield
                                          USA Intermediate Fund       Municipal Bond Fund
                                         ----------------------   ----------------------------
                                         Six Months     Year        Six Months       Year
                                            Ended       Ended         Ended          Ended
                                           2/28/06     8/31/05       2/28/06        8/31/05
Shares sold:
   Class A                                4,210,745   5,248,577       420,526      1,161,795
   Class B                                   27,136      28,724        48,261         52,179
   Class C                                  406,709     705,277        75,509        172,207

Shares issued upon reinvestment
   of dividends and distributions:
   Class A                                  152,627     208,201        95,506        165,542
   Class B                                    2,596       5,933        11,108         26,452
   Class C                                   17,803      24,033         6,030         13,388
                                         ----------  ----------      --------     ----------
                                          4,817,616   6,220,745       656,940      1,591,563
                                         ----------  ----------      --------     ----------
Shares repurchased:
   Class A                               (1,202,400) (1,903,878)     (351,242)      (590,900)
   Class B                                  (77,031)    (87,601)     (169,633)      (273,683)
   Class C                                 (182,883)   (252,321)      (45,404)      (160,929)
                                         ----------  ----------      --------     ----------
                                         (1,462,314) (2,243,800)     (566,279)    (1,025,512)
                                         ----------  ----------      --------     ----------
Net increase                              3,355,302   3,976,945        90,661        566,051
                                         ==========  ==========      ========     ==========

For the six months ended February 28, 2006 and the year ended August 31, 2005, the following shares were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables below and the Statements of Changes in Net Assets.

                                                             Six Months Ended                    Year Ended
                                                                 2/28/06                           8/31/05
                                                      ------------------------------   ------------------------------
                                                      Class B   Class A                Class B   Class A
                                                      shares    shares      Value       shares   shares      Value
                                                      -------   -------   ----------   -------   -------   ----------
Delaware Tax-Free USA Fund                             91,253    91,253   $1,055,204   365,813   365,721   $4,231,193
Delaware Tax-Free Insured Fund                          2,118     2,119       23,290    21,036    21,036      233,581
Delaware Tax-Free USA Intermediate Fund                16,869    16,869      194,128    16,264    16,264      185,879
Delaware National High-Yield Municipal Bond Fund       41,522    41,422      425,754    38,897    38,974      397,935

6.    Line of Credit

The Funds, along with certain other funds in the Delaware Investment Family of Funds (the "Participants"), participate in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 28, 2006 or at any time during the six month period.

--------------------------------------------------------------------------------
                                                Delaware National Tax-Free Funds
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

7.    Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

Delaware National High-Yield Municipal Bond Fund invests a portion of its assets in high-yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Statements of Net Assets.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement. The Tax Free Insured Funds will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund and Delaware Tax-Free Intermediate Fund may invest up to 10% of their total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. Delaware National High-Yield Municipal Bond Fund may invest up to 15% in such securities. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds' Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At February 28, 2006, there were no Rule 144A securities. Illiquid securities have been denoted on the Statement of Net Assets.

8.    Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
Other
--------------------------------------------------------------------------------
   FUND INFORMATION

Effective as of the close of business on March 1, 2006, the Delaware Tax-Free Insured Fund will be closed to new investors. Shareholders of the Reorganizing Funds will receive a proxy statement/prospectus providing them with information about the Delaware Tax-Free USA Fund and requesting their votes on the proposed reorganization of their Fund at a special meeting of shareholders to be held in late June 2006. If approved, the reorganization would be expected to take place in late August 2006. Additionally, the Delaware Tax-Free Insured Fund would continue to accept purchases from existing shareholders (including reinvested dividends or capital gains) until the last business day before the reorganization.

--------------------------------------------------------------------------------
About
--------------------------------------------------------------------------------
   THE ORGANIZATION

This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees

Jude T. Driscoll
Chairman
Delaware Investments(R) Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder/Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated Officers

Michael P. Bishof
Senior Vice President and
Chief Financial Officer
Delaware Investments(R) Family of Funds
Philadelphia, PA

David F. Connor
Vice President, Deputy General Counsel
and Secretary
Delaware Investments(R) Family of Funds
Philadelphia, PA

David P. O'Connor
Senior Vice President, General Counsel
and Chief Legal Officer
Delaware Investments(R) Family of Funds
Philadelphia, PA

John J. O'Connor
Senior Vice President and Treasurer
Delaware Investments(R) Family of Funds
Philadelphia, PA

Contact Information

Investment Manager
Delaware Management Company,
a Series of Delaware Management Business Trust
Philadelphia, PA

National Distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder Servicing, Dividend
Disbursing and Transfer Agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For Shareholders
800 523-1918

For Securities Dealers and Financial
Institutions Representatives Only
800 362-7500

Web Site
www.delawareinvestments.com

Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries.

--------------------------------------------------------------------------------

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Funds' Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds' Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[DELAWARE INVESTMENTS(R) LOGO]

--------------------------------------------------------------------------------

Contact Information

Web Site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center
800 523-1918

Call the Shareholder Service Center Monday to Friday, 8:00 a.m. to 7:00 p.m. Eastern Time:

o     For fund information, literature, price, yield, and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.

Delaphone Service
800 362-FUND (800 362-3863)

o For convenient access to account information or current performance information on all Delaware Investments(R) Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

--------------------------------------------------------------------------------

(350)                                                         Printed in the USA
SA-011 [2/06] CGI 4/06                                 SEMI-0603 TFNAT'L PO10920

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a)  (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group Tax Free Fund


JUDE T. DRISCOLL
-----------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    April 26, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JUDE T. DRISCOLL
------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    April 26, 2006


MICHAEL P. BISHOF
------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    April 26, 2006